As filed with the U.S. Securities and Exchange Commission on August 7, 2018

Registration No. 333-225912

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas

(Address of Principal Executive Office)

66202-4200

(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Offered: Shares of Beneficial Interest, no par value.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

IVY FUNDS

IVY MICRO CAP GROWTH FUND

6300 LAMAR AVENUE

OVERLAND PARK, KANSAS 66202-4200

Dear Shareholder:

As a shareholder of the Ivy Micro Cap Growth Fund, you are invited to vote on a proposal to reorganize your Fund into the Ivy Small Cap Growth Fund. Your Fund will hold a special meeting of shareholders on November 1, 2018, at 6300 Lamar Avenue, Overland Park, Kansas 66202 at 2:00 p.m., Central Time to consider the proposed reorganization. The specific details and reasons for the proposed reorganization are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.

After careful consideration, the Board of Trustees of Ivy Funds unanimously approved the proposal and recommends that shareholders vote “FOR” the proposal.

This special meeting will be held at 6300 Lamar Avenue, Overland Park, Kansas. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. To assist with the solicitation of proxies, we have engaged Donnelley Financial Solutions / Mediant Communications, a proxy solicitation firm. As the meeting date approaches, if you have not voted your shares you may receive a phone call from them urging you to vote your shares.

Your vote is important, regardless of the number of shares you own. It is important that we receive your vote no later than the time of the special meeting of shareholders on November 1, 2018. If you have more than one account registered in your name, you will receive a separate proxy card for each account. Please vote and return each proxy card that you receive, or take advantage of the telephonic or electronic voting procedures described in the proxy card(s). Please help your Fund avoid the expense of a follow-up mailing by voting today!

If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call Ivy Client Services at 1-800-777-6472 or your financial advisor.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

Philip J. Sanders, President

Ivy Funds

August 21, 2018

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD NOVEMBER 1, 2018

Ivy Micro Cap Growth Fund

NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Ivy Micro Cap Growth Fund will be held at 2:00 p.m., Central Time on November 1, 2018, at 6300 Lamar Avenue, Overland Park, Kansas (the “Meeting”) for this purpose:

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Ivy Micro Cap Growth Fund to, and the assumption of all of the liabilities of the Ivy Micro Growth Fund by, the Ivy Small Cap Growth Fund in exchange for shares of the Ivy Small Cap Growth Fund and the distribution of such shares to the shareholders of the Ivy Micro Cap Growth Fund in complete liquidation of the Ivy Micro Cap Growth Fund (the “Proposal”).

In addition, any other matters that may properly come before the Meeting and any adjourned session of the Meeting will be transacted at the Meeting.

The Proposal is discussed in detail in the Combined Prospectus and Proxy Statement (the “Prospectus/Proxy Statement”) attached to this notice. Please read the Prospectus/Proxy Statement carefully for information concerning the Proposal. The persons named as proxy will vote in his/her discretion on any other business that may properly come before the Meeting or any adjournment or postponement thereof.

Shareholders of record at the close of business on July 25, 2018 are entitled to notice of and to vote at the Meeting and any adjourned session thereof.

Each shareholder is invited to attend the Meeting in person. Whether or not you plan to be present at the Meeting, we urge you to complete, sign and date the enclosed proxy card, and return it in the accompanying postage-paid envelope as promptly as possible, or take advantage of the telephonic or electronic voting procedures described on the proxy card. If you vote by proxy and later desire to change your vote or vote in person, you may revoke your proxy at any time prior to its exercise at the Meeting.

In the event that a quorum is not present at the Meeting, if the Ivy Micro Cap Growth Fund has not received enough votes by the time of the

Meeting to approve the Proposal, or for any other reason, the chairman of the Meeting may adjourn such Meeting to another time or place one or more times to permit further solicitation of proxies. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment if such time and place are announced at the meeting in which the adjournment is taken or reasonable notice is given to persons present at the meeting, and if the adjourned meeting is held within a reasonable time after the date set for the original Meeting.

By order of the Board of Trustees of the Ivy Funds,

Jennifer K. Dulski,

Secretary

August 21, 2018

Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by phone, by mail, by internet or in person. See the enclosed proxy card for instructions. Please help your Fund avoid the expense of a follow-up mailing by voting today!

Combined Prospectus and Proxy Statement

August 7, 2018

IVY FUNDS

6300 Lamar Avenue

Overland Park, Kansas 66202

1-800-777-6472

Transfer of all of the Assets and Liabilities of the

Ivy Micro Cap Growth Fund

by and in Exchange for Shares of the Ivy Small Cap Growth Fund,

each, a series of Ivy Funds

This Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”) is being furnished to shareholders of the Ivy Micro Cap Growth Fund (the “Micro Cap Growth Fund”), a series of the Ivy Funds (the “Trust”), in connection with the solicitation of proxies by the Board of Trustees (the “Board,” and its members, the “Trustees”) of the Trust for use at a special meeting of shareholders of the Micro Cap Growth Fund and any adjournments or postponements thereof (the “Meeting”).

The Meeting is scheduled to occur at 2:00 p.m., Central Time on November 1, 2018 at the offices of the Trust, 6300 Lamar Avenue, Overland Park, Kansas. The purpose of the Meeting is as follows:

1.

To approve an Agreement and Plan of Reorganization (the “Reorganization Plan”) providing for the transfer of all of the assets of the Micro Cap Growth Fund to, and the assumption of all of the liabilities of the Micro Cap Growth Fund by, the Ivy Small Cap Growth Fund (the “Small Cap Growth Fund”) in exchange for shares of the Small Cap Growth Fund and the distribution of such shares to the shareholders of the Micro Cap Growth Fund in complete liquidation of the Micro Cap Growth Fund (the “Reorganization”).

In addition, any other matters that may properly come before the Meeting and any adjourned session of the Meeting will be transacted at the Meeting.

The Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), has approved the Reorganization Plan and the Reorganization.

Shareholders of record of the Micro Cap Growth Fund at the close of business on July 25, 2018 are entitled to notice of, and to vote at, the Meeting or any adjournments or postponements thereof. This Prospectus/Proxy Statement, the proxy card(s) and the accompanying Notice of Special Meeting of Shareholders were first mailed or given to shareholders of record of the Micro Cap Growth Fund on or about August 21, 2018. The Board requests that shareholders of the Micro Cap Growth Fund vote their shares by completing and returning the enclosed proxy card or by following one of the other methods for voting specified on the proxy card.

This Prospectus/Proxy Statement provides information that a shareholder of the Micro Cap Growth Fund should know before voting on the proposal to approve the Reorganization Plan and sets forth concisely information about the Small Cap Growth Fund that a prospective investor ought to know before investing. You should read this Prospectus/Proxy Statement and it should be retained for future reference. It is both a proxy statement for the Reorganization and a prospectus for the Small Cap Growth Fund. If the Reorganization of the Micro Cap Growth Fund occurs, you will become a shareholder of the Small Cap Growth Fund. If the Reorganization Plan is approved by the shareholders of the Micro Cap Growth Fund and the Reorganization occurs, the Micro Cap Growth Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Small Cap Growth Fund in exchange for shares of the same class of shares of the Small Cap Growth Fund with the same aggregate net asset value (“NAV”) as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the Micro Cap Growth Fund will be distributed pro rata to the Micro Cap Growth Fund’s shareholders of the corresponding class.

The Micro Cap Growth Fund and Small Cap Growth Fund (each, a “Fund,” together, the “Funds”) are each a series of the Trust, a registered, open-end management investment company organized as a Delaware statutory trust. The investment objective of the Micro Cap Growth Fund is identical to that of the Small Cap Growth Fund: to seek to provide growth of capital. The Funds have similar principal investment strategies and principal investment risks and identical fundamental investment restrictions.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Proxy Statement by reference:

•

The Prospectus for the funds of the Trust dated July 31, 2018, relating to the Funds (as supplemented to date) (the “Ivy Funds Prospectus”) (previously filed on EDGAR, Accession No. 0001193125-18-227777).

•	The Statement of Additional Information (“SAI”) dated August 7, 2018, relating to the Reorganization.

The following documents have been filed with the SEC and are incorporated by reference into the SAI:

•

The Statement of Additional Information for the funds of the Trust dated July 31, 2018, relating to the Funds (as supplemented to date) (the “Ivy Funds SAI”) (previously filed on EDGAR, Accession No. 0001193125-18-227777).

•	The audited financial statements included in the Funds’ Annual Report to shareholders, relating to the Funds, dated March 31, 2018 (previously filed on EDGAR, Accession No. 0001193125-18-187465).

For a free copy of any of the documents listed above, you may call 1-800-777-6472, or you may write to the attention of either Fund at:

Ivy Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. You also may obtain many of these documents by accessing the Internet site for the Ivy Funds at www.ivyinvestments.com. Text-only versions of the Ivy Funds documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain copies, upon payment of a duplicating fee, by sending an

e-mail request to publicinfo@sec.gov or by writing the SEC Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Information on the operations of the Public Reference Room may be obtained by calling 1-202-551-8090.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

Shares of each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus/Proxy Statement and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.

SYNOPSIS

This Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of concern to shareholders affected by a reorganization of a mutual fund into another mutual fund. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the Reorganization. The material terms of the Reorganization are discussed in more detail in the section titled “THE PROPOSAL – Approval of the Reorganization of the Ivy Micro Cap Growth Fund into the Ivy Small Cap Growth Fund – Terms of the Reorganization Plan,” and in the full text of the Reorganization Plan, which is attached as Appendix A.

What is being proposed?

Both the Micro Cap Growth Fund and the Small Cap Growth Fund are series of the Trust, an open-end, registered investment company. The Board is recommending that shareholders of the Micro Cap Growth Fund approve the Reorganization Plan and the resulting Reorganization, in which the Small Cap Growth Fund would acquire all of the assets and liabilities of the Micro Cap Growth Fund in exchange for shares of the Small Cap Growth Fund (the “Proposal”). The Micro Cap Growth Fund, in turn, will distribute shares of the Small Cap Growth Fund to shareholders of the Micro Cap Growth Fund in liquidation, and shareholders of the Micro Cap Growth Fund will become shareholders of the Small Cap Growth Fund. Your shares of the Micro Cap Growth Fund will be cancelled. Pursuant to the Reorganization Plan, you will receive shares of the Small Cap Growth Fund with an aggregate NAV equal to the aggregate NAV of your Micro Cap Growth Fund shares as of the business day before the closing of the Reorganization.

What is the Board’s recommendation regarding the Proposal?

At a meeting held on June 26, 2018, the Board, on behalf of the Micro Cap Growth Fund, considered the Proposal to reorganize the Micro Cap Growth Fund with and into the Small Cap Growth Fund, approved the Reorganization Plan, and voted to recommend that shareholders of the Micro Cap Growth Fund vote to approve the Reorganization Plan. For the reasons summarized immediately below and discussed in more detail in the section below titled “THE PROPOSAL – Approval of the Reorganization of the Micro Cap Growth Fund into the Small Cap Growth Fund — Reasons for the Reorganization,” the Board, including the Independent Trustees, has determined that participation in the

Reorganization is in the best interests of the Micro Cap Growth Fund. The Board also concluded that no dilution in value would result for the shareholders of the Micro Cap Growth Fund as a result of the Reorganization.

In making its recommendation, what factors did the Board consider?

The Board approved the Reorganization Plan and the Reorganization, because it offers shareholders of the Micro Cap Growth Fund the opportunity to invest in a combined larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Reorganization, the Board also considered the following factors, among others:

–

Reorganization Expenses Allocated Between the Funds. The total amount of the expenses for the Reorganization is estimated to be approximately $157,000. The total amount of the expenses for the Reorganization will be evenly split between the Micro Cap Growth Fund and the Small Cap Growth Fund. The Board and Ivy Funds believed that an allocation of the Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated.

IICO currently estimates that a de minimis portion (i.e., less than 6%) of the Micro Cap Growth Fund’s portfolio assets may be sold before the closing of the Reorganization as part of a portfolio repositioning and aside from normal portfolio turnover. Due to differences between the investment strategies of the Micro Cap Growth Fund and the Small Cap Growth Fund, IICO currently estimates that approximately 35% of the Micro Cap Growth Fund’s portfolio assets will be sold by the post-Reorganization Small Cap Growth Fund after the closing of the Reorganization as a part of a portfolio repositioning and separate from normal portfolio turnover. IICO believes that any portfolio transaction costs incurred due to the repositioning, both before and after the Reorganization, will be approximately $54,957 or 0.34% (34 basis points) of annual fund operating expenses, which includes estimated commissions that may be incurred during portfolio repositioning.

–	Expense Comparison. By reorganizing into the Small Cap Growth Fund, it is expected that former Micro Cap Growth Fund shareholders will be subject to lower ongoing expenses than those imposed by the Micro Cap Growth Fund, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization.

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement

	Ivy Micro Cap Growth Fund (Target Fund)	Ivy Small Cap Growth Fund (Acquiring Fund)	Ivy Small Cap Growth Fund (After the Reorganization)
Class A shares	1.63%	1.34%	1.34%
Class B shares	2.57%	2.22%	2.22%
Class C shares	2.40%	2.05%	2.05%
Class I shares	1.27%	0.89%	0.89%
Class N shares	1.12%	0.89%	0.89%
Class R shares	1.84%	1.66%	1.65%
Class Y shares	1.49%	1.31%	1.30%

–	No Shareholder Dilution. The Reorganization will occur at the NAV of each Fund and therefore will not dilute the interests of the Micro Cap Growth Fund shareholders.

–

Tax-Free Reorganization. The Reorganization is expected to be tax-free for shareholders of the Micro Cap Growth Fund who remain shareholders of the Small Cap Growth Fund, while a liquidation or shareholder redemption would be a realization event for tax purposes.

For a more detailed discussion of the considerations of the Board, see the section below titled “THE PROPOSAL – Approval of the Reorganization of the Ivy Micro Cap Growth Fund into the Ivy Small Cap Growth Fund – Reasons for the Reorganization.”

When will the shareholder Meeting and the Reorganization take place?

The Meeting has been called for November 1, 2018 to consider the approval of the Reorganization. If Micro Cap Growth Fund’s shareholders approve the Reorganization, the Reorganization is currently scheduled to take place on or around November 5, 2018. Shortly after completion of the Reorganization, affected shareholders will receive a confirmation statement reflecting their new Small Cap Growth Fund account number and number of shares owned.

What happens if the Reorganization is not approved?

If the Reorganization is not approved by the Micro Cap Growth Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the Micro Cap Growth Fund, and the Micro Cap Growth Fund will continue to operate. The Board will then consider such actions as it deems necessary or appropriate, including, but not limited to, liquidation of the Micro Cap Growth Fund.

How will shareholder voting be handled?

Shareholders who own shares of the Micro Cap Growth Fund at the close of business on July 25, 2018 (the “Record Date”) will be entitled to vote at the Meeting and will be entitled to one vote for each dollar (and a proportionate fractional vote for each fraction of a dollar) of the NAV of each share (including fractional shares) that they hold. Approval of the Reorganization by the Micro Cap Growth Fund requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Micro Cap Growth Fund or (ii) 67% or more of the outstanding shares of the Micro Cap Growth Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Micro Cap Growth Fund are present or represented by proxy.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or if eligible, via the Internet by following the on-line instructions. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the section below titled “VOTING INFORMATION.”

What Small Cap Growth Fund shares will I receive in the Reorganization?

Under the Reorganization Plan, Class A, Class B, Class C, Class I, Class N, Class R and Class Y shares of the Micro Cap Growth Fund will be reorganized into the corresponding Class A, Class B, Class C, Class I, Class N, Class R and Class Y shares of the Small Cap Growth Fund. The Small Cap Growth Fund also offers Class E and Class T shares. These shares will not be issued in the Reorganization as the Micro Cap Growth

Fund does not have Class E or Class T shares. The shares of the Small Cap Growth Fund you receive in exchange for your Micro Cap Growth Fund shares will have an aggregate NAV equal to the aggregate NAV of your respective Micro Cap Growth Fund shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights identical to those you currently have, but as a shareholder of the Small Cap Growth Fund. The rights of the shareholders of each Fund are identical since each Fund is a series of the Trust. The purchase and exchange privileges of the Micro Cap Growth Fund are identical to those currently offered by the Small Cap Growth Fund. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that those elections be changed.

Distributions by the Small Cap Growth Fund will continue to be paid on the same schedule after the Reorganization as they are currently. Each Fund distributes net investment income annually. Net realized capital gains (and any gains from foreign currency transactions) ordinarily are distributed annually by each Fund in December.

For more information on the characteristics of the Small Cap Growth Fund shares you will receive, please see the section titled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement.

How do the Funds’ investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks compare?

The following summarizes the primary similarities and differences in the Funds’ investment objectives, fundamental investment restrictions, principal investment strategies and risks.

Investment Objectives:

The investment objectives of the Funds are identical: to seek to provide growth of capital.

Principal Investment Strategies:

The principal investment strategies of the Funds are similar. The Funds both seek to achieve their investment objectives by investing primarily in equity securities. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of its net assets in small-capitalization companies. For the purposes of the Small Cap Growth Fund, small-capitalization funds are companies with market capitalizations within the range of companies in the Russell 2000 Growth Index at the time of acquisition. As of June 30, 2018 (the quarter-end closest to the index’s rebalance), this range of market capitalizations was between approximately $51.88 million and $6.69 billion. The Micro Cap Growth Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of micro-capitalization companies. The Micro Cap Growth Fund considers a company to be a micro-capitalization company if its market capitalization, at the time of acquisition, is less than the greater of $2 billion or the market capitalization of the largest company in the Russell Microcap Growth Index. As of June 30, 2018 (the quarter-end closest to the index’s rebalance), the largest company in the Russell Microcap Growth Index had a market capitalization of $1.97 billion. Both Funds invest primarily in common stock, which may include common stocks that are offered in initial public offerings. The Micro Cap Growth Fund, unlike the Small Cap Growth Fund, typically holds a limited number of stocks (generally 50 to 70).

In selecting equity securities for the Micro Cap Growth Fund, Ivy Investment Management Company (“IICO”), the Funds’ investment manager, utilizes a bottom-up (researching individual issuers) stock selection process. IICO seeks to invest for the Micro Cap Growth Fund in securities of early stage growth companies operating in industries and/or sectors that are expected to benefit from areas of the economy that demonstrate the ability to grow meaningfully faster than overall gross domestic product for a sustained period of time.

In selecting securities for the Small Cap Growth Fund, IICO utilizes a bottom-up (researching individual issuers) stock-picking process that considers quality of management and superior financial characteristics (e.g., return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies. IICO seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: a company that is a leader in its industry and that possesses an identifiable competitive advantage; that features the involvement of the founder; that demonstrates a strong commitment to shareholders; that is serving a large and/or fast-growing market opportunity; that is experiencing a growth in earnings, growth in revenue and sales and/or positive cash flows; that is increasing market share and/or creating increasing barriers to entry; or that emphasizes organic growth. IICO believes that such companies generally have a replicable business model that allows for sustained growth.

For additional information, see “COMPARISON OF THE FUNDS – Comparison of Principal Investment Strategies.”

Fundamental Investment Restrictions:

The fundamental investment restrictions of the Micro Cap Growth Fund and Small Cap Growth Fund are identical. For more information, see “COMPARISON OF THE FUNDS – Comparison of Fundamental Investment Restrictions.”

Principal Investment Risks:

The principal investment risks of the Micro Cap Growth Fund and Small Cap Growth Fund are similar. The Funds disclose the following principal risks in common: Company Risk, Growth Stock Risk, Information Technology Sector Risk, Initial Public Offering Risk, Liquidity Risk, Management Risk, Market Risk, Sector Risk, and Small Company Risk. In addition, the Micro Cap Growth Fund but not the Small Cap Growth Fund discloses the following principal investment risks: Health Care Sector Risk and Holdings Risk. For additional information, see “COMPARISON OF THE FUNDS – Comparison of Principal Investment Risks.”

Will the Reorganization result in a higher investment management fee rate and higher fund expense rates immediately following the Reorganization?

No. The current investment management fees paid by the Micro Cap Growth Fund and the Small Cap Growth Fund are equal to 0.95% and 0.84%, respectively, of each Fund’s net assets at the time of the Reorganization. After the Reorganization, the fees paid by the Small Cap Growth Fund will be 0.84%. As shareholders of the Small Cap Growth Fund, shareholders of the Micro Cap Growth Fund will be subject to an investment management fee breakpoint schedule that is lower than the investment management fee breakpoint schedule of the Micro Cap Growth Fund. For more information on the management fee breakpoints, see “COMPARISON OF THE FUNDS – Management of the Funds.”

After the Reorganization, shareholders of each class of shares will be subject to lower annual fund operating expenses than had been experienced as shareholders of the Micro Cap Growth Fund, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization.

Additional pro forma fee, expense, and financial information is included in the “COMPARISON OF THE FUNDS – Comparison of Shareholder Fees and Annual Fund Operating Expenses” section of this Prospectus/Proxy Statement.

What are the federal income tax consequences of the Reorganization?

The Reorganization is expected to be tax-free to you for federal income tax purposes. This means that neither shareholders nor the Micro Cap Growth Fund is expected to recognize a gain or loss as a result of the Reorganization.

Immediately prior to the Reorganization, the Micro Cap Growth Fund will declare and pay a distribution of substantially all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carry-forwards), if any, to its shareholders. The cost basis and holding period of the Micro Cap Growth Fund shares are expected to carry over to your new shares in the Small Cap Growth Fund.

Will the services provided by IICO change?

No. IICO currently manages both the Micro Cap Growth Fund and the Small Cap Growth Fund and will continue to serve as the investment manager of the Small Cap Growth Fund following the Reorganization. John Bichelmeyer is the portfolio manager of the Micro Cap Growth Fund. Timothy J. Miller, Kenneth G. McQuade and Bradley P. Halverson are the portfolio managers of the Small Cap Growth Fund and will continue to serve as portfolio managers of the Small Cap Growth Fund after the Reorganization. The Funds have the same principal underwriter, accounting services agent, transfer agent, custodian and independent registered public accounting firm. Upon completion of the Reorganization, the Small Cap Growth Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are the same.

Will there be any sales charge, commission or other transaction fee in connection with the Reorganization?

No. There will be no sales charge, commission or other transactional fee in connection with the Reorganization. The full and fractional value of shares of the Micro Cap Growth Fund will be exchanged for full and fractional corresponding shares of the Small Cap Growth Fund having equal aggregate value, without any sales charge, sales load, commission or other transactional fee being imposed.

The shares acquired in the Reorganization may be exchanged for shares of the same class of any other fund in the Trust without the payment of an additional initial sales charge or additional contingent deferred sales charge (“CDSC”), for as long as you own your shares of the Small Cap Growth Fund.

However, for Class A, Class B or Class C shares that you received in connection with the Reorganization to which a CDSC would otherwise apply, the time period for the CDSC will continue to age from the date you purchased the respective shares of the Micro Cap Growth Fund. Class I, Class N, Class R and Class Y shares of the Funds are not subject to a CDSC.

Are there any significant differences between shares of the Small Cap Growth Fund and the Micro Cap Growth Fund?

No. The procedures for purchasing, exchanging and redeeming your shares of the Small Cap Growth Fund will be the same after the Reorganization as they are currently for the Small Cap Growth Fund. In addition, the sales charge, distribution plan and administrative services plan structures for the Funds are identical. For more information, see the section entitled “COMPARISON OF THE FUNDS – Comparison of Share Class Characteristics, Shareholder Transactions and Services” and the section titled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement.

Can I still add to my existing Micro Cap Growth Fund account until the Reorganization?

Yes. Micro Cap Growth Fund shareholders may continue to make additional investments until the closing, which is anticipated to be on or about November 5, 2018 (the “Closing Date”). However, the Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Additionally, the Board may determine to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. In anticipation of the Reorganization, the Micro Cap Growth Fund is expected to be closed to new shareholders as of October 31, 2018.

Will I need to open an account in the Small Cap Growth Fund prior to the Reorganization?

No. An account will be set up in your name and your shares of the Micro Cap Growth Fund will automatically be converted to corresponding shares of the Small Cap Growth Fund. You will receive confirmation of your new account in the Small Cap Growth Fund following the Reorganization.

Will my cost basis change as a result of the Reorganization?

No. Your total cost basis is not expected to change as a result of the Reorganization. However, since the number of shares you hold after the Reorganization may be different than the number of shares you held prior to the Reorganization, your average cost basis per share may change. Since the Reorganization is expected to be treated as a tax-free reorganization for the Micro Cap Growth Fund, shareholders should not recognize any capital gain or loss as a direct result of the Reorganization.

Will either Fund pay fees associated with the Reorganization?

Yes. The total amount of the expenses for the Reorganization is estimated to be approximately $157,000. The total amount of the expenses for the Reorganization will be evenly split between the Micro Cap Growth Fund and the Small Cap Growth Fund. The Board and Ivy Funds believed that an allocation of the Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated.

What if I want to exchange my shares into another fund of the Trust prior to the Reorganization?

You may exchange your shares into another fund of the Trust before the Closing Date (on or about November 5, 2018) in accordance with your preexisting exchange privileges. If you choose to exchange your shares of the Micro Cap Growth Fund for another fund in the Trust, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-advantaged account, such as an individual retirement account. Exchanges may be subject to minimum investment requirements and/or sales loads. This is not an offer to sell shares of other funds of the Trust, it is for informational purposes only. Before exchanging into a fund, please read its prospectus carefully.

COMPARISON OF THE FUNDS

This section provides a comparison of each Fund, including but not limited to, each Fund’s shareholder fees, annual fund operating expenses, investment objective, principal investment strategies, principal investment risks, fundamental investment restrictions and historical performance. Please note that this is only a brief discussion. There is no assurance that a Fund will achieve its stated objective.

Comparison of Shareholder Fees and Annual Fund Operating Expenses

Shareholder fees are fees paid directly from your investment. The shareholder fees presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price, and the maximum CDSC on redemption of Fund shares as a percentage of the amount invested or their redemption value, as applicable. However, you will not have to pay any sales charge on any shares of the Small Cap Growth Fund received as part of the Reorganization.

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders.

The Annual Fund Operating Expenses shown in the tables below represent annualized expenses for the Micro Cap Growth Fund and the Small Cap Growth Fund, as well as those estimated for the Small Cap Growth Fund on a pro forma basis, assuming shareholder approval of the Reorganization and consummation of the Reorganization. The Annual Fund Operating Expense tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the Micro Cap Growth Fund with the Small Cap Growth Fund and to analyze the estimated expenses that the Small Cap Growth Fund expects to bear following the Reorganization.

The current investment management fees paid by the Micro Cap Growth Fund and the Small Cap Growth Fund are equal to 0.95% and 0.84%, respectively, of each Fund’s net assets at the time of the Reorganization. After the Reorganization, the fees paid by the Small Cap Growth Fund will be 0.84%. As shareholders of the Small Cap Growth Fund, shareholders of Micro Cap Growth Fund will be subject to an investment management fee breakpoint schedule that is lower than the investment management fee breakpoint schedule of the Micro Cap Growth Fund.

The Annual Fund Operating Expenses shown in the table below are based on the expenses of each Fund for the twelve-month period ended March 31, 2018. Also shown are the Annual Fund Operating Expenses projected for the Small Cap Growth Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on April 1, 2017, and had a year of combined operations, and excluding the effect of any Reorganization expenses.

Shareholder Fees

(fees paid directly from your investment)

	Ivy Micro Cap Growth Fund (Target Fund)			Ivy Small Cap Growth Fund (Acquiring Fund)			Ivy Small Cap Growth Fund after Reorganization with the Ivy Micro Cap Growth Fund (pro forma combined)

	Class A Shares	Class B Shares*	Class C Shares	Class A Shares	Class B Shares*	Class C Shares	Class A Shares	Class B Shares*	Class C Shares
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	5.75%	None	None	5.75%	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]	1.00%[1]	5.00%[1]	1.00%[1]	1.00%[1]	5.00%[1]	1.00%[1]
Maximum Account Fee	$20 [2]	None	None	$20 [2]	None	None	$20 [2]	None	None

	Ivy Micro Cap Growth Fund (Target Fund)				Ivy Small Cap Growth Fund (Acquiring Fund)				Ivy Small Cap Growth Fund after Reorganization with the Ivy Micro Cap Growth Fund (pro forma combined)

	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	None	None	None	None	None	None	None	None	None	None	None
Maximum Account Fee	None	None	None	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Ivy Micro Cap Growth Fund (Target Fund)			Ivy Small Cap Growth Fund (Acquiring Fund)			Ivy Small Cap Growth Fund after Reorganization with the Ivy Micro Cap Growth Fund (pro forma combined)

	Class A Shares	Class B Shares*	Class C Shares	Class A Shares	Class B Shares*	Class C Shares	Class A Shares	Class B Shares*	Class C Shares
Management Fee	0.95%	0.95%	0.95%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
Other Expenses	0.43%	0.62%	0.45%	0.25%	0.38%	0.21%	0.25%	0.39%	0.21%
Total Annual Fund Operating Expenses	1.63%	2.57%	2.40%	1.34%	2.22%[4]	2.05%	1.34%	2.23%[5]	2.05%[5]
Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	0.00%	0.00%	0.00%[4]	0.00%	0.00%	0.01%[5]	0.00%[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.63%	2.57%	2.40%	1.34%[3]	2.22%[3,4]	2.05%[3]	1.34%[6]	2.22%[5,6]	2.05%[5,6]

	Ivy Micro Cap Growth Fund (Target Fund)				Ivy Small Cap Growth Fund (Acquiring Fund)				Ivy Small Cap Growth Fund after Reorganization with the Ivy Micro Cap Growth Fund (pro forma combined)

	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares	Class I Shares	Class N Shares	Class R Shares	Class Y Shares
Management Fee	0.95%	0.95%	0.95%	0.95%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees	None	None	0.50%	0.25%	None	None	0.50%	0.25%	None	None	0.50%	0.25%
Other Expenses	0.32%	0.17%	0.39%	0.29%	0.22%	0.07%	0.32%	0.22%	0.22%	0.06%	0.31%	0.21%
Total Annual Fund Operating Expenses	1.27%	1.12%	1.84%	1.49%[7]	1.06%[4]	0.91%[4]	1.66%	1.31%[9]	1.06%[5]	0.90%[5,10]	1.65%	1.30%[9]
Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	0.00%	0.00%[7]	0.17%[4]	0.02%[4]	0.00%	0.00%[9]	0.17%[5]	0.01%[5,10]	0.00%	0.00%[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%	1.12%	1.84%	1.49%[7]	0.89%[3,4,8]	0.89%[4,8]	1.66%	1.31%[9]	0.89%[5,6]	0.89%[5,6,10]	1.65%[6]	1.30%[6,9]
*	Class B shares are not currently available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.
[1]

For Class A shares, a 1% CDSC is only imposed on shares that were purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio based on the period including one-time expenses of the Fund were as follows: Class A shares 1.35%, Class B shares 2.23%, Class C shares 2.06 % and Class I shares 1.07%.

[4]

Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.23% and Class I and Class N shares at 0.89%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

[5]

Through July 31, 2020, IICO, Ivy Distributors, Inc. (“IDI”), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (“WISC”), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.22%, Class C shares at 2.05% and Class I and Class N shares at 0.89%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[6]

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement ratio shown above does not include the effect of any Reorganization expenses because such expenses are one-time expenses of the Fund. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio, including the Reorganization expenses would be: Class A shares 1.35%, Class B shares 2.23%, Class C shares 2.06%, Class I shares 0.90%, Class N shares 0.90%, Class R shares 1.66% and Class Y shares 1.31%.

[7]

Through July 31, 2019, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[8]

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

[9]

Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[10]

Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

Examples

These Examples are intended to help you compare the cost of investing in the Micro Cap Growth Fund, the Small Cap Growth Fund and the Small Cap Growth Fund after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Micro Cap Growth Fund, the Small Cap Growth Fund and the Small Cap Growth Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year, that the Funds’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. The pro forma expense examples reflect the expense limitation agreement in effect through July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Ivy Micro Cap Growth Fund (Target Fund)	$731	$1,060	$1,411	$2,397
Ivy Small Cap Growth Fund (Acquiring Fund)	$704	$975	$1,267	$2,095
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$704	$975	$1,267	$2,095
Class B Shares
Ivy Micro Cap Growth Fund (Target Fund)	$660	$1,099	$1,465	$2,675
Ivy Small Cap Growth Fund (Acquiring Fund)	$625	$994	$1,290	$2,332
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$625	$995	$1,293	$2,338
Class C Shares
Ivy Micro Cap Growth Fund (Target Fund)	$243	$748	$1,280	$2,736
Ivy Small Cap Growth Fund (Acquiring Fund)	$208	$643	$1,103	$2,379
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$208	$643	$1,103	$2,379

	1 Year	3 Years	5 Years	10 Years
Class I Shares
Ivy Micro Cap Growth Fund (Target Fund)	$129	$403	$697	$1,534
Ivy Small Cap Growth Fund (Acquiring Fund)	$91	$303	$551	$1,263
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$91	$303	$551	$1,263
Class N Shares
Ivy Micro Cap Growth Fund (Target Fund)	$114	$356	$617	$1,363
Ivy Small Cap Growth Fund (Acquiring Fund)	$91	$286	$500	$1,116
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$91	$285	$496	$1,106
Class R Shares
Ivy Micro Cap Growth Fund (Target Fund)	$187	$579	$995	$2,159
Ivy Small Cap Growth Fund (Acquiring Fund)	$169	$523	$902	$1,965
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$168	$520	$897	$1,955
Class Y Shares
Ivy Micro Cap Growth Fund (Target Fund)	$152	$471	$813	$1,779
Ivy Small Cap Growth Fund (Acquiring Fund)	$133	$415	$718	$1,579
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$132	$412	$713	$1,568

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Ivy Micro Cap Growth Fund (Target Fund)	$731	$1,060	$1,411	$2,397
Ivy Small Cap Growth Fund (Acquiring Fund)	$704	$975	$1,267	$2,095

	1 Year	3 Years	5 Years	10 Years
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$704	$975	$1,267	$2,095
Class B Shares
Ivy Micro Cap Growth Fund (Target Fund)	$260	$799	$1,365	$2,675
Ivy Small Cap Growth Fund (Acquiring Fund)	$225	$694	$1,190	$2,332
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$225	$695	$1,193	$2,338
Class C Shares
Ivy Micro Cap Growth Fund (Target Fund)	$243	$748	$1,280	$2,736
Ivy Small Cap Growth Fund (Acquiring Fund)	$208	$643	$1,103	$2,379
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$208	$643	$1,103	$2,379
Class I Shares
Ivy Micro Cap Growth Fund (Target Fund)	$129	$403	$697	$1,534
Ivy Small Cap Growth Fund (Acquiring Fund)	$91	$303	$551	$1,263
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$91	$303	$551	$1,263
Class N Shares
Ivy Micro Cap Growth Fund (Target Fund)	$114	$356	$617	$1,363
Ivy Small Cap Growth Fund (Acquiring Fund)	$91	$286	$500	$1,116
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$91	$285	$496	$1,106
Class R Shares
Ivy Micro Cap Growth Fund (Target Fund)	$187	$579	$995	$2,159
Ivy Small Cap Growth Fund (Acquiring Fund)	$169	$523	$902	$1,965
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$168	$520	$897	$1,955

	1 Year	3 Years	5 Years	10 Years
Class Y Shares
Ivy Micro Cap Growth Fund (Target Fund)	$152	$471	$813	$1,779
Ivy Small Cap Growth Fund (Acquiring Fund)	$133	$415	$718	$1,579
Ivy Small Cap Growth Fund (pro forma, assuming consummation of the Reorganization)	$132	$412	$713	$1,568

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Funds’ performance. During the fiscal year ended March 31, 2018, the Small Cap Growth Fund’s portfolio turnover rate was 43% of the average value of its portfolio and the Micro Cap Growth Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Comparison of Investment Objectives

The Funds have identical investment objectives: to seek to provide growth of capital.

Comparison of Principal Investment Strategies

The principal investment strategies of the Micro Cap Growth Fund are, in general, similar to those of the Small Cap Growth Fund. The following information provides the principal investment strategies of the Micro Cap Growth Fund and indicates whether the Small Cap Growth Fund has the same principal investment strategies. If the principal investment strategies are not the same, any material differences are highlighted. While some of the investment strategies may appear to be dissimilar, the disclosure language for both Funds is intentionally broad to permit the portfolio managers the flexibility to invest in a variety of securities for the benefit of the respective Funds’ shareholders. The Micro Cap Growth Fund and the Small Cap Growth Fund have the same investment manager, IICO, which manages both Funds in a similar manner within these broad strategic guidelines. IICO seeks securities for each Fund that provide growth of capital.

For more information concerning investment strategies and restrictions, see the Ivy Funds Prospectus, which accompanies this Prospectus/Proxy Statement.

Ivy Micro Cap Growth Fund (Target Fund)	Ivy Small Cap Growth Fund (Acquiring Fund)

Management Strategy. The Micro Cap Growth Fund seeks to achieve its objective to provide growth of capital by investing in various types of equity securities of primarily U.S. micro-capitalization companies. There is no guarantee, however, that the Micro Cap Growth Fund will achieve its objective.

Under normal circumstances, the Micro Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of micro-capitalization companies. The Micro Cap Growth Fund considers a company to be a micro-capitalization company if its market capitalization, at the time of acquisition, is less than the greater of $2 billion or the market capitalization of the largest company in the Russell Microcap Growth Index. As of June 30, 2018 (the quarter-end closest to the index’s rebalance), the largest company in the Russell Microcap Growth Index had a market capitalization of $1.97 billion.

Management Strategy. The Small Cap Growth Fund seeks to achieve its objective to provide growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-capitalization companies. The Small Cap Growth Fund invests primarily in common stocks of small-capitalization companies that are relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where IICO believes there is an opportunity for higher growth than in established companies or industries. For purposes of the Small Cap Growth Fund, small-capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Growth Index at the time of acquisition. As of June 30, 2018 (the quarter-end closest to the index’s rebalance), this range of market capitalizations was between approximately $51.88 million and $6.69 billion. Equity securities of a company whose capitalization exceeds the small-capitalization range after purchase will not be sold solely because of the company’s increased capitalization. There is no guarantee, however, that the Fund will achieve its objective.

Ivy Micro Cap Growth Fund (Target Fund)	Ivy Small Cap Growth Fund (Acquiring Fund)
Permitted Investments. The Micro Cap Growth Fund primarily invests in common stock, which may include common stocks that are offered in initial public offerings (“IPOs”). The Micro Cap Growth Fund occasionally may invest in equity securities of larger companies. In addition to common stocks, the Micro Cap Growth Fund may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

Permitted Investments. Same, except the Small Cap Growth Fund may also invest in debt securities, that are mostly of investment grade.

From time to time, the Small Cap Growth Fund also may invest a lesser portion of its assets in securities of mid- and large-capitalization companies (that is, companies with market capitalizations larger than that defined above) that, in IICO’s opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

The Small Cap Growth Fund may invest in ETFs to gain industry exposure not otherwise available through direct investments in small-capitalization securities. The Small Cap Growth Fund also may use a variety of derivative instruments for various purposes. The Small Cap Growth Fund may, at any given time, use total return swaps, futures contracts on domestic equity indexes and options, both written and purchased, in an attempt to hedge various market risks and/or individual securities or to gain or increase exposure to various equity sectors and markets or to enhance income.

Ivy Micro Cap Growth Fund (Target Fund)	Ivy Small Cap Growth Fund (Acquiring Fund)
Foreign Exposure. The Micro Cap Growth Fund may invest up to 25% of its total assets in foreign securities. Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Micro Cap Growth Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Micro Cap Growth Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.	Foreign Exposure. Same

Buying Securities. In selecting equity securities for the Micro Cap Growth Fund, IICO utilizes a bottom-up (researching individual issuers) stock selection process. IICO seeks to invest for the Micro Cap Growth Fund in securities of early stage growth companies operating in industries and/or sectors that are expected to benefit from areas of the economy that demonstrate the ability to grow meaningfully faster than overall gross domestic product for a sustained period of time.	Buying Securities. For the Small Cap Growth Fund, IICO utilizes a bottom-up (researching individual issuers) stock-picking process that considers quality of management and superior financial characteristics (e.g., return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies. IICO seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: a company that is a leader in its industry and that possesses an identifiable competitive advantage; that features the involvement of the founder; that demonstrates a strong commitment to shareholders; that

Ivy Micro Cap Growth Fund (Target Fund)	Ivy Small Cap Growth Fund (Acquiring Fund)
is serving a large and/or fast- growing market opportunity; that is experiencing a growth in earnings, growth in revenue and sales and/or positive cash flows; that is increasing market share and/or creating increasing barriers to entry; or that emphasizes organic growth. IICO believes that such companies generally have a replicable business model that allows for sustained growth.

Selling Securities. Generally, in determining whether to sell a security owned by the Micro Cap Growth Fund, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it believes that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when it believes there are more attractive investment opportunities, when there is a lack of management execution, when it believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, or a company’s competitive landscape has changed, to reduce the Micro Cap Growth Fund’s holding in that security or its exposure to a particular sector, or to raise cash.	Selling Securities. Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it believes that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry or sector of the company. IICO also may sell a security to reduce the Small Cap Growth Fund’s holding in that security, if it loses confidence in the management of the company, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Comparison of Fundamental Investment Restrictions

Fundamental investment restrictions cannot be changed without shareholder approval of the affected Fund. The Micro Cap Growth Fund and the Small Cap Growth Fund have the same fundamental investment restrictions regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or commodities, issuing series securities, and concentrating in an industry.

For more information concerning the Funds’ investment policies and restrictions, see the Ivy Funds Prospectus and Ivy Funds SAI.

Comparison of Principal Investment Risks

Like all investments, an investment in each Fund involves risk. All of the principal investment risks applicable to the Funds are described below. As previously noted, the Micro Cap Growth Fund and the Small Cap Growth Fund have the same investment objective and similar principal investment strategies. An investment in the Micro Cap Growth Fund involves similar risks as an investment in the Small Cap Growth Fund, as noted below. However, as previously described, the Micro Cap Growth Fund’s principal investment strategy includes investing in a more limited number of holdings than the Small Cap Growth Fund and a more substantial investment in the health care sector. Therefore, the Micro Cap Growth Fund is subject to additional risks beyond those applicable to the Small Cap Growth Fund, as shown below.

The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk. As with any mutual fund, the value of a Fund’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of a Fund and prevent it from achieving its objective.

The Funds have the following principal investment risks in common:

Company Risk	Initial Public Offering Risk	Market Risk

Growth Risk	Liquidity Risk	Sector Risk

Information Technology Sector Risk	Management Risk	Small Company Risk

Common Risks. Below are descriptions of the principal investment risks common to both Funds:

Company Risk – A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

Growth Stock Risk – Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

Information Technology Sector Risk – Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Initial Public Offering (IPO) Risk – Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on the Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as the Fund grows.

Liquidity Risk – Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly.

Management Risk – Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

Market Risk – Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk – Securities of small capitalization (with respect to Small Cap Growth Fund) / small to micro-capitalization (with respect to Micro Cap Growth Fund) companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization (with respect to Small Cap Growth Fund) / small to micro-capitalization (with respect to Micro Cap Growth Fund) companies at the desired time.

The Micro Cap Growth Fund (but not the Small Cap Growth Fund) also is subject to the following additional principal investment risks: Holdings Risk and Health Care Sector Risk

Micro Cap Growth Fund Risks Only. Below is the description of the principal investment risks that apply only to the Micro Cap Growth Fund:

Health Care Sector Risk – Investment risks associated with investing in securities in the health care sector, in addition to other risks, include heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the potentially long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty health care providers may have obtaining staff to deliver services; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel.

Holdings Risk – The Fund typically holds a limited number of stocks (generally 50 to 70). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.

Comparison of Fund Performance

The table below provides some indication of the risks of investing in the Micro Cap Growth Fund and the Small Cap Growth Fund. The table shows the average annual total returns (before taxes) as of March 31, 2018 for each Class of a Fund. The returns reflect the maximum applicable sales charges for a Fund. Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

A Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com for a Fund’s updated performance.

Wall Street Associates, LLC served as the subadviser to the Micro Cap Growth Fund until July 1, 2015. On July 1, 2015, IICO assumed direct investment management responsibilities for the Micro Cap Growth Fund.

Ivy Micro Cap Growth Fund (Target Fund) / Ivy Small Cap Growth Fund (Acquiring Fund)
Average Annual Total Return (Before Taxes) (as of 3/31/18)	1 Year	5 Years	10 Years	Since Inception
Ivy Micro Cap Growth Fund Class A1	4.34%	7.45%	N/A	14.31%
Ivy Small Cap Growth Fund Class A	13.76%	11.44%	11.39%	-
Ivy Micro Cap Growth Fund Class B1	5.64%	7.58%	-	14.14%
Ivy Small Cap Growth Fund Class B	15.67%	11.66%	11.17%	-
Ivy Micro Cap Growth Fund Class C1	9.79%	7.91%	-	15.52%
Ivy Small Cap Growth Fund Class C	19.82%	12.04%	11.32%	-
Ivy Micro Cap Growth Fund Class I1	11.08%	9.17%	-	15.52%
Ivy Small Cap Growth Fund Class I	21.04%	13.17%	12.53%	-
Ivy Micro Cap Growth Fund Class N2	11.26%	-	-	6.99%
Ivy Small Cap Growth Fund Class N2	21.25%	-	-	13.36%
Ivy Micro Cap Growth Fund Class R3	10.45%	8.54%	-	10.99%
Ivy Small Cap Growth Fund Class R	20.29%	12.49%	11.88%	-
Ivy Micro Cap Growth Fund Class Y1	10.87%	9.36%	-	15.44%
Ivy Small Cap Growth Fund Class Y	20.75%	12.89%	12.25%	-
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	18.63%	12.90%	10.95%	17.06 11.03	%1/ %[2]
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	14.79%	10.91%	9.35%	15.76 8.01 16.65	%1/ %2/ %[3]
Lipper Small-Cap Growth Funds Universe Average (net of fees and expenses)	19.99%	12.00%	10.33%	17.14 11.14	%1/ %[2]
[1]	Inception date: February 17, 2009
[2]	Inception date: July 31, 2014
[3]	Inception date: December 19, 2012

Management of the Funds

Investment Manager. Each Fund is managed by IICO. The address of IICO is 6300 Lamar Avenue, Overland Park, Kansas 66201. IICO is an indirect, wholly owned subsidiary of Waddell & Reed Financial, Inc. (“Waddell & Reed”), a publicly held company. IICO will remain the investment manager of the Small Cap Growth Fund after the Reorganization.

Portfolio Managers. The portfolio manager of the Micro Cap Growth Fund is John Bichelmeyer. The portfolio managers of the Small Cap Growth Fund are Timothy J. Miller, Kenneth G. McQuade and Bradley P. Halverson. Messrs. Miller, McQuade and Halverson will continue as portfolio managers of the Small Cap Growth Fund after the Reorganization.

Advisory Fees. The following table shows the contractual investment management fee ratios for each Fund and the net investment management fees paid by each Fund for its last fiscal year.

Ivy Micro Cap Growth Fund (Target Fund)

0.95% of net assets up to $1 billion;

0.93% of net assets over $1 billion and up to $2 billion;

0.90% of net assets over $2 billion and up to $3 billion;

0.86% of net assets over $3 billion and up to $5 billion;

0.83% of net assets over $5 billion and up to $10 billion; and

0.80% of net assets over $10 billion.

Net Management Fee Paid (as a percent of the Micro Cap Growth Fund’s average net assets) for the fiscal year ended March 31, 2018: 0.95%

Ivy Small Cap Growth Fund (Acquiring Fund)

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion;

0.76% of net assets over $3 billion and up to $5 billion;

0.73% of net assets over $5 billion and up to $10 billion; and

0.72% of net assets over $10 billion.

Net Management Fee Paid (as a percent of the Small Cap Growth Fund’s average net assets) for the fiscal year ended March 31, 2018: 0.84%

Comparison of Fund Service Providers

Principal Underwriter. IDI is the principal underwriter for each Fund. IDI’s address is 6300 Lamar Avenue, Overland Park, Kansas 66201.

Other Service Providers. The Funds have the same service providers. Upon completion of the Reorganization, the Small Cap Growth Fund will continue to engage its existing service providers. Following are the names and addresses of certain service providers for the Funds.

Accounting Services Agent and Transfer Agent	Waddell & Reed Services Company (doing business as WI Services Company) 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

Custodian	Bank of New York Mellon One Wall Street New York, NY 10286

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 1100 Walnut Street, Suite 3300 Kansas City, Missouri 64106

Comparison of Share Class Characteristics, Shareholder Transactions and Services

Sales Charges, Distribution and Administrative Service Plans. The sales charge, sales charge waivers, distribution plan and administrative services plan structures for the Micro Cap Growth Fund and Small Cap Growth Fund are identical. For more information, see the section entitled “Your Account” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

Purchase, Exchange, and Redemption Procedures. Procedures for and policies relating to the purchase, exchange and redemption of the Micro Cap Growth Fund’s and Small Cap Growth Fund’s shares are identical. For more detailed information about the purchase, exchange, and redemption procedures applicable to the Funds’ shares, please see the section entitled “Your Account” in the Ivy Funds Prospectus, which accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

Dividends, Distributions and Taxes. Each Fund expects to declare and distribute substantially all of its net investment income, if any, to shareholders as dividends annually in December.

Each Fund also will distribute net realized capital gains, if any, at least annually. For more information about dividends, distributions and the tax implications of investing in the Funds, please see the section entitled “Your Account—Distributions and Taxes” in the Ivy Funds Prospectus that accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

THE PROPOSAL – Approval of the Reorganization of the

Ivy Micro Cap Growth Fund into the Ivy Small Cap Growth Fund

General

Shareholders who are concerned about the Reorganization of the Micro Cap Growth Fund into the Small Cap Growth Fund may redeem or exchange their Micro Cap Growth Fund shares at any time prior to the consummation of the Reorganization. Exchanges and redemptions are considered taxable events and may result in capital gains or capital loss for tax purposes. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem their shares of the Small Cap Growth Fund that they receive in the Reorganization at the shares’ current NAV, less any applicable CDSC. For Class A, Class B or Class C shares that you received in connection with the Reorganization to which a CDSC would otherwise apply, the time period for the CDSC will continue to age from the date you purchased the respective shares of the Micro Cap Growth Fund.

Terms of the Reorganization Plan

If approved by Shareholders of the Micro Cap Growth Fund, the Reorganization is expected to occur on or around November 5, 2018. A form of the Reorganization Plan is attached as Appendix A to this Prospectus/Proxy Statement for your review. The following is a brief summary of the principal terms of the Reorganization Plan:

–

The Micro Cap Growth Fund will transfer all of its assets in exchange for the Small Cap Growth Fund’s assumption of all of the Micro Cap Growth Fund’s liabilities and obligations and shares of the Small Cap Growth Fund with an aggregate NAV equal to the aggregate NAV of the transferred assets and liabilities.

–

The Class A, B, C, I, N, R and Y shares of the Small Cap Growth Fund received by the Micro Cap Growth Fund will be distributed to the Micro Cap Growth Fund’s respective shareholders of the corresponding Class A, B, C, I, N, R and Y shares pro rata in accordance with their percentage ownership of such class of the Micro Cap Growth Fund in full liquidation of the Micro Cap Growth Fund.

–	After the Reorganization, the Micro Cap Growth Fund will be terminated, and its affairs will be wound up in an orderly fashion.

–

The Reorganization will occur on the next business day after the time (currently scheduled to be 9:00 a.m., Central Time, on November 2, 2018, or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Reorganization.

The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date, as set forth in the Reorganization Plan, by the Board if it determines that the Reorganization would be inadvisable for either Fund. Authorized officers of the Trust also may amend the Reorganization Plan at any time in any manner. The Trust’s officers also may change the Closing Date.

Shares You Will Receive in Connection with the Reorganization

If the Reorganization occurs, the shares of the Small Cap Growth Fund you receive will have an aggregate NAV equal to the aggregate NAV of your Micro Cap Growth Fund shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights identical to those you currently have, but as a shareholder of the Small Cap Growth Fund. The rights of shareholders of each Fund are identical since each Fund is a series of the Trust. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that the elections be changed.

Reasons for the Reorganization

IICO considered various factors before presenting the proposed Reorganization to the Board, including: (i) the Micro Cap Growth Fund has limited growth opportunities and is somewhat redundant with other products in the Ivy Funds complex; (ii) the merger would create a larger fund, which might be able to more easily reach various breakpoints in management fee schedules, spread fixed costs over a larger asset base, and allow for more efficiencies in servicing the combined Small Cap Growth Fund; and (iii) former shareholders of the Micro Cap Growth Fund would be subject to the lower ongoing expenses, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization.

At a meeting held on June 26, 2018, the Board, including all of the Independent Trustees, reviewed information about the proposed Reorganization and unanimously approved the Reorganization Plan and the resulting Reorganization. The Board further determined that the Reorganization Plan, and the resulting Reorganization, would be in the best interests of existing shareholders of each Fund, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Reorganization. The Board recommends that you vote in favor of the Reorganization by approving the Reorganization Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

In proposing the Reorganization, IICO presented to the Board, at the June 26, 2018 meeting, its rationale for the Reorganization and, in particular identified, the following factors:

–

Continuity of Investment Objectives, Principal Investment Strategies and Principal Investment Risks. The Funds have an identical investment objective and similar principal investment strategies and principal investment risks. The many similarities of the Funds will allow Micro Cap Growth Fund shareholders to maintain relative continuity in their investment selection;

–

Potential Economies of Scale. The Reorganization is intended to create a larger fund, and this will permit fixed costs to be spread over a larger asset base, potentially resulting in economies of scale over time;

–

Tax-Free Reorganization. The Reorganization will enable the Micro Cap Growth Fund’s shareholders to exchange their investment for an investment in the Small Cap Growth Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Micro Cap Growth Fund shareholder were to redeem his or her shares to invest in another fund, such as the Small Cap Growth Fund, the transaction would be a taxable event for such shareholder (unless the shareholder is tax-exempt). Similarly, if the Micro Cap Growth Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Micro Cap Growth Fund’s shareholders (other than tax-exempt shareholders). After the Reorganization, shareholders may redeem any or all of their Small Cap Growth Fund shares at NAV (subject to any applicable CDSC, as with a redemption of their Micro Cap Growth Fund shares) at any time, at which point the shareholders (other than those who are tax-exempt) would recognize a taxable gain or loss;

–

Reorganization Expenses Allocated Between the Funds. The total amount of the expenses for the Reorganization is estimated to be approximately $157,000. The total amount of the expenses for the Reorganization will be evenly split between the Micro Cap Growth Fund and the Small Cap Growth Fund. The Board and Ivy Funds believed that an allocation of the Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated;

–

Expense Comparison. By reorganizing into the Small Cap Growth Fund, it is expected that former Micro Cap Growth Fund shareholders will be subject to lower ongoing expenses than those imposed by the Micro Cap Growth Fund, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization; and

–	No Shareholder Dilution. The Reorganization will occur at the NAV of each Fund and therefore will not dilute the interests of a Fund’s shareholders.

Other considerations of the Board include:

–	the fact that shareholders of the Micro Cap Growth Fund will not pay any sales charge in connection with the Reorganization;

–

the investment management fees paid by the Micro Cap Growth Fund and the Small Cap Growth Fund and the historical and expected expense ratios of the Small Cap Growth Fund as compared to the Micro Cap Growth Fund;

–	the historical investment performance records of the Micro Cap Growth Fund and the Small Cap Growth Fund, relative to each other;

–	the portfolio composition of the Small Cap Growth Fund as compared to the Micro Cap Growth Fund;

–	the terms and conditions of the Reorganization Plan;

–	alternatives to the Reorganization, including liquidation or seeking out other merger partners; and

–	the advice and recommendation of IICO, including its opinion that in light of the foregoing, the Reorganization would be in the best interests of each Fund’s shareholders.

The Board also considered the fact that the Small Cap Growth Fund’s ability to use pre-Reorganization losses of the Micro Cap Growth Fund to offset post-Reorganization gains of the combined Fund was expected to be limited due to the application of loss limitation rules under federal tax law. The effect of this limitation will depend on the amount of losses in the Micro Cap Growth Fund at the time of the Reorganization, as well as the amount of post-Reorganization gains that are recognized. As a result, under certain circumstances the Micro Cap Growth Fund’s shareholders could receive taxable distributions as shareholders of the Small Cap Growth Fund earlier than they would have if the Reorganization had not occurred. The Board also considered the federal income tax consequences of the Reorganization on the Funds and their shareholders, including any capital loss limitations, the impact of realized, but undistributed taxable income and gains in the combined Fund, and any unrealized appreciation in portfolio investments of a Fund. For additional information, see “Federal Income Tax Consequences of the Reorganization.” In addition, the Board further considered that if the Small Cap Growth Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Micro Cap Growth Fund, shareholders of the Micro Cap Growth Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

In considering the approval of the Reorganization Plan, the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the surrounding circumstances. After considering the above factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that the approval of the Reorganization Plan was in the best interest of each Fund and that the interest of existing shareholders of each Fund would not be diluted as a result of the Reorganization.

Repositioning of the Micro Cap Growth Fund’s Portfolio Assets

IICO currently estimates that a de minimis portion (i.e., less than 6%) of the Micro Cap Growth Fund’s portfolio assets may be sold before the closing of the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. It is not anticipated that the sale of a de minimis portion of the portfolio assets prior to the closing of the Reorganization should result in any material amounts of capital gains to be distributed to shareholders. However, due to differences between the investment strategies and policies of the Micro Cap Growth

Fund and the Small Cap Growth Fund, IICO currently estimates that approximately 35% of the Micro Cap Growth Fund’s portfolio assets will be sold by the post-Reorganization Small Cap Growth Fund after the closing of the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. It is estimated that a post-Reorganization portfolio repositioning could take approximately three to four months. As discussed in the section below titled “Federal Income Tax Consequences of the Reorganization – General Limitations on Capital Losses,” the ability of the combined Small Cap Growth Fund to fully use either Fund’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales will be limited, which may result in shareholders of the combined Small Cap Growth Fund receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred. The ability of the post-Reorganization Small Cap Growth Fund to fully use the Micro Cap Growth Fund’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales may be limited, which may result in shareholders of the combined Small Cap Growth Fund receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred. Transaction costs also may be incurred due to the repositioning of the portfolio. IICO believes that these portfolio transaction costs will be less than 0.34% (34 basis points) of annual fund operating expenses (including the effect of any fee waivers and/or expense reimbursements), which includes estimated commissions that may be incurred during portfolio repositioning.

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. As a condition to consummation of the Reorganization, Stradley Ronon Stevens & Young, LLP, counsel to the Trust, will deliver an opinion (the “Tax Opinion”) to the Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations of the Trust) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Reorganization Plan, for federal income tax purposes:

•

The Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”)), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

•	Neither Fund will recognize any gain or loss as a result of the Reorganization;

•	The Micro Cap Growth Fund’s shareholders will not recognize any gain or loss on the exchange of their shares for Small Cap Growth Fund shares;

•

The holding period for, and tax basis in, the Small Cap Growth Fund shares that the Micro Cap Growth Fund shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the Micro Cap Growth Fund shares the shareholder holds immediately before the Reorganization (provided the shareholder holds the shares as capital assets at the time of the closing of the Reorganization); and

•

The Small Cap Growth Fund’s tax basis in each asset the Micro Cap Growth Fund transfers to it will be the same as the Micro Cap Growth Fund’s tax basis therein immediately before the Reorganization, and the Small Cap Growth Fund’s holding period for each such asset will include the Micro Cap Growth Fund’s holding period therefore (except where the Small Cap Growth Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Micro Cap Growth Fund, the Small Cap Growth Fund, or any Micro Cap Growth Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting. Neither Fund has requested or will request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Micro Cap Growth Fund would recognize gain or loss on the transfer of its assets to the Small Cap Growth Fund, and each shareholder of the Micro Cap Growth Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Micro Cap Growth Fund shares and the fair market value of the shares of the Small Cap Growth Fund it received.

Prior to the closing of the Reorganization, the Micro Cap Growth Fund will distribute to its shareholders all of its investment company taxable income and net realized capital gain (after reduction by any available capital loss carryovers), if any, that have not previously been distributed to them. Any distributions of investment company taxable income and net realized capital gain will be taxable to the shareholders.

General Limitations on Capital Losses. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Small Cap Growth Fund will succeed to the tax attributes of the Micro Cap Growth Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Micro Cap Growth Fund to offset its future realized capital gains, if any, for federal income tax purposes, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Micro Cap Growth Fund that may be used by the Small Cap Growth Fund (including to offset any “built-in gains” of the Micro Cap Growth Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Small Cap Growth Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. Neither Fund had any aggregate capital loss carryovers for their fiscal years ending March 31, 2018.

Appreciation in Value of Investments. Shareholders of the Micro Cap Growth Fund will receive a proportionate share of any taxable income and gains realized by the combined Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund. As a result, shareholders of the Micro Cap Growth Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the Small Cap Growth Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Micro Cap Growth Fund, shareholders of the Micro Cap Growth Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

The foregoing description of the federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

Capitalization

The following table shows on an unaudited basis the capitalization of the Micro Cap Growth Fund and the Small Cap Growth Fund as of March 31, 2018, and on a pro forma combined basis, giving effect to the Reorganization of the assets and liabilities of the Micro Cap Growth Fund by the Small Cap Growth Fund at NAV as of that date.

	Ivy Micro Cap Growth Fund (Target Fund)	Ivy Small Cap Growth Fund+ (Acquiring Fund)	Pro forma Adjustments	Pro forma Combined[1,2]
Class A Shares[2]
Net asset value	$76,779,577	$1,026,270,529	$(74,181)[3]	$1,102,975,925
Shares outstanding	2,931,202	55,087,371	1,185,717	59,204,290
Net asset value per share	$26.19	$18.63		$18.63

Class B Shares[2]
Net asset value	$1,141,888	$9,688,903	$(700)[3]	$10,830,091
Shares outstanding	46,892	715,164	37,213	799,269
Net asset value per share	$24.35	$13.55		$13.55

Class C Shares[2]
Net asset value	$6,186,099	$99,177,406	$(7,169)[3]	$105,356,336
Shares outstanding	249,520	6,626,304	162,007	7,037,831
Net asset value per share	$24.79	$14.97		$14.97

Class E Shares
Net Asset Value		$9,540,405	$(690)[3]	$9,539,715
Shares Outstanding		516,808	(31)	516,778
Net Asset Value per Share		$18.46		$18.46

	Ivy Micro Cap Growth Fund (Target Fund)	Ivy Small Cap Growth Fund+ (Acquiring Fund)	Pro forma Adjustments	Pro forma Combined[1], [2]

Class I Shares[2]
Net asset value	$67,634,460	$717,828,920	$(51,887)[3]	$785,411,493
Shares outstanding	2,508,069	29,473,003	260,779	32,241,851
Net asset value per share	$26.97	$24.36		$24.36

Class N Shares[2]
Net asset value	$1,795,244	$109,923,613	$(7,946)[3]	$111,710,911
Shares outstanding	66,060	4,487,672	6,908	4,560,639
Net asset value per share	$27.18	$24.49		$24.49

Class R Shares[2]
Net asset value	$490,650	$56,641,967	$(4,094)[3]	$57,128,523
Shares outstanding	18,868	3,099,997	7,761	3,126,627
Net asset value per share	$26.00	$18.27		$18.27

Class T Shares
Net asset value		$255,817	$(18)[3]	$255,799
Shares outstanding		13,729	(21)	13,707
Net asset value per share		$18.63		$18,63

Class Y Shares[2]
Net asset value	$1,065,556	$140,423,157	$(10,150)[3]	$141,478,563
Shares outstanding	39,284	6,105,517	6,418	6,151,219
Net asset value per share	$27.12	$23.00		$23.00
Total Net Asset Value	$155,093,474	$2,169,750,717	$(156,835)[3]	$2,324,687,356

+	The Small Cap Growth Fund will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on March 31, 2018, and is for information purposes only. No assurance can be given as to how many shares of the Small Cap Growth Fund will be received by shareholders of the Micro Cap Growth Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Small Cap Growth Fund that will actually be received on or after that date.

[2]

Class A shares, Class B shares, Class C shares, Class I shares, Class N shares, Class R shares and Class Y shares of the Micro Cap Growth Fund will be exchanged for new Class A shares, Class B shares, Class C shares, Class I shares, Class N shares, Class R shares and Class Y shares, respectively, of the Small Cap Growth Fund upon consummation of the Reorganization.

[3]	Adjustments reflect estimated one-time accounting, legal and other costs of approximately $156,835, to be evenly split between the Micro Cap Growth Fund and the Small Cap Growth Fund.

THE IVY FUNDS BOARD UNANIMOUSLY RECOMMENDS

APPROVAL OF THE REORGANIZATION

VOTING INFORMATION

Proxy Solicitation

The Board is soliciting proxies from the shareholders of the Micro Cap Growth Fund in order to seek approval of the Reorganization Plan at the Meeting which has been called to be held on November 1, 2018, 2:00 p.m., Central Time, at 6300 Lamar Avenue, Overland Park, Kansas. The meeting notice, this Prospectus/Proxy Statement and proxy cards are being mailed to shareholders beginning on or about August 21, 2018.

Required Vote for the Proposal

Approval of the Reorganization Plan by and between the Trust on behalf of the Micro Cap Growth Fund and the Small Cap Growth Fund will require the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Micro Cap Growth Fund or (ii) 67% of more of the outstanding shares of the Micro Cap Growth Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Micro Cap Growth Fund are present or represented by proxy. Donnelley Financial Solutions / Mediant Communications (“Mediant” or the “Solicitor”) has been retained by the Trust to collect and tabulate shareholder votes. A vote of the shareholders of the Small Cap Growth Fund is not needed to approve the Reorganization.

One-third (33.3%) of the Micro Cap Growth Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Micro Cap Growth Fund’s By-laws, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting. Thus, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Reorganization Plan. However, it is the Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting with respect to the Micro Cap Growth Fund, there are unlikely to be any “broker non-votes” at the Meeting.

Adjournments

In the event that a quorum is not present at the Meeting, if the Micro Cap Growth Fund has not received enough votes by the time of the Meeting to approve the Proposal, or for any other reason, the chairman of the Meeting may adjourn such Meeting to another time or place one or more times to permit further solicitation of proxies. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment if such time and place are announced at the meeting in which the adjournment is taken or reasonable notice is given to persons present at the meeting, and if the adjourned meeting is held within a reasonable time after the date set for the original Meeting.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Micro Cap Growth Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of the Trust has previously received written contrary instructions from the shareholder entitled to vote the shares.

Voting Process

A proxy card is in essence a ballot. When you vote your proxy, it tells the Micro Cap Growth Fund how you want to vote on the Reorganization. You can vote in any one of the following ways:

(a) By mail, by filling out and returning the enclosed proxy card;

(b) By phone or Internet (see enclosed proxy card for instructions); or

(c) In person at the Meeting.

Shareholders who owned shares on the Record Date are entitled to vote at the Meeting. For each dollar of the NAV of each share of the Micro Cap Growth Fund that you hold, you are entitled to one vote, and for each fraction of a dollar of a share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer’s name must exactly match the name that appears on the card. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Reorganization and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of the Trust, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

Proxies will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Trust or by employees or agents of its service contractors. The total expenses of the Reorganization, for legal and accounting expenses, outside solicitation firm costs, printing, postage, proxy out-of-pocket costs and proxy solicitation, mailing, reporting and tabulation costs, and regulatory filing fees, are expected to be approximately $157,000 which will be evenly split between the Micro Cap Growth Fund and the Small Cap Growth Fund.

In addition, Mediant has been engaged to assist in the solicitation of proxies, primarily by contacting shareholders by telephone to remind them to vote and to assist them if they choose to vote their proxy over the telephone. The cost of this solicitation is estimated to be approximately $17,000, plus any out of pocket expenses; such costs will be evenly split between the Micro Cap Growth Fund and the Small Cap Growth Fund.

As the date of the Meeting approaches, however, certain Micro Cap Growth Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Micro Cap Growth Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the Proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram, confirming his or her vote and requesting that the shareholder call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Shares Outstanding and Entitled to Vote

Only the shareholders of record of the Micro Cap Growth Fund as of the Record Date will be entitled to vote at the Meeting. On the Record Date, the number of shares outstanding of the Micro Cap Growth Fund was as follows:

Class	Number of Shares Outstanding and Entitled to Vote
Class A	3,024,911.532
Class B	44,417.160
Class C	245,599.626
Class I	2,498,347.393
Class N	101,781.862
Class R	19,876.083
Class Y	38,649.347
Total	5,973,583.003

Dissenter Rights

Shareholders who object to the Reorganization of the Micro Cap Growth Fund into the Small Cap Growth Fund will not be entitled under Delaware law or the Trust’s Agreement and Declaration of Trust or Bylaws to demand payment for, or an appraisal of, their shares. However, shareholders may redeem or exchange their Micro Cap Growth Fund shares at any time prior to the consummation of the Reorganization. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the

Reorganization is consummated, shareholders will be free to redeem the shares of the Small Cap Growth Fund which they receive in the transaction at their current NAV, less any applicable CDSC. After the Reorganization, the shares acquired in the Reorganization may be exchanged for shares of the same class of any other fund in the Ivy Family of Funds without the payment of an additional sales charge or CDSC.

Shareholder Communications

Shareholder communications to the Board must be in writing and addressed to the Board and to the attention of Jennifer K. Dulski, Secretary of the Trust, at 6300 Lamar Avenue, Overland Park, Kansas 66202. If a specific Trustee is the intended recipient of such communication, the name of that Trustee must be noted therein. The Secretary will forward such correspondence only to the intended recipient if one is noted. Prior to forwarding any correspondence, the Secretary will review the communication and will not forward communications deemed by the Secretary, in her discretion, to be frivolous, of inconsequential commercial value or otherwise inappropriate for the Board’s consideration. Any communication reviewed by the Secretary and not forwarded to the Board for consideration shall be forwarded to and reviewed by independent legal counsel to the Independent Trustees. In the event independent legal counsel to the Independent Trustees disagrees with the determination of the Secretary and deems such communication appropriate for Board consideration, such communication shall be forwarded to the Board or members thereof, as appropriate. Each Fund will retain shareholder communications addressed to the Board in accordance with its record retention policy.

Shareholder Proposals at Future Meetings

Neither the Micro Cap Growth Fund nor the Small Cap Growth Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Micro Cap Growth Fund or Small Cap Growth Fund must be received by the Trust, on behalf of the relevant Fund, in writing a reasonable time before the Micro Cap Growth Fund or Small Cap Growth Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the Trust, on behalf of the relevant Fund, Attention: Secretary, at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Ownership of Shares

As of July 25, 2018, the Trust believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each Fund and of the Trust as a whole. The tables below show, as of July 25, 2018, the shareholders of record who owned 5% or more of the outstanding shares of the noted class of shares of the Micro Cap Growth Fund and Small Cap Growth Fund:

Ivy Micro Cap Growth Fund (Target Fund)

Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Class Owned
B	Record	American Enterprise Investment Svc	Minneapolis, MN	2,435.780	5.48%
B	Record	First Clearing, LLC	St. Louis, MO	4,602.574	10.36%
B	Record	National Financial Services Corp.	Boston, MA	13,827.593	31.13%
C	Record	First Clearing, LLC	St. Louis, MO	26,012.264	10.59%
C	Record	National Financial Services Corp.	Boston, MA	14,550.686	5.92%
C	Record	Raymond James & Associates	St. Petersburg, FL	66,359.216	27.02%
C	Record	RBC Capital Markets Corporation	Minneapolis, MN	12,408.972	5.05%
N	Beneficial	Edward Jones	St. Louis, MO	93,028.586	91.40%
N	Record	Charles Schwab & Co., Inc.	San Francisco, CA	8,213.581	8.07%
R	Beneficial	Mid Atlantic Trust	Pittsburgh, PA	2,222.824	11.18%
R	Record	Ivy Distributors, Inc.	Mission, KS	14,684.168	73.88%
R	Record	Raymond James & Associates	St. Petersburg, FL	1,315.850	6.62%
R	Record	UBS Financial Services, Inc.	Jersey City, NJ	1,130.820	5.69%
Y	Beneficial	Trustco of Knoxville	Knoxville, TN	25,690.548	66.47%
Y	Record	Charles Schwab & Co., Inc.	San Francisco, CA	1,992.079	5.15%
Y	Record	Minnesota Life Insurance Co.	St. Paul, MN	5,021.069	12.99%

Ivy Small Cap Growth Fund (Acquiring Fund)

Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Class Owned
B	Record	First Clearing, LLC	St. Louis, MO	86,863.334	13.64%
B	Record	LPL Financial	San Diego, CA	35,406.112	5.56%
C	Record	First Clearing, LLC	St. Louis, MO	628,131.410	9.39%
C	Record	Morgan Stanley Smith Barney, LLC	Jersey City, NJ	569,486.547	8.51%
C	Record	National Financial Services Corp.	Boston, MA	364,963.416	5.46%
C	Record	Raymond James & Associates	St. Petersburg, FL	875,141.077	13.08%
I	Record	Charles Schwab & Co., Inc.	San Francisco, CA	1,750,871.389	5.45%
I	Record	National Financial Services Corp.	Boston, MA	3,726,111.755	11.59%
N	Beneficial	Ivy Wilshire Global Allocation Fund	Mission, KS	613,836.968	12.98%
N	Record	Arent Fox 401(k) Plan	Washington, DC	764,889.368	16.17%
N	Record	GWFS Equities, Inc.	Greenwood Village, CO	293,405.265	6.20%
N	Record	National Financial Services Corp.	Boston, MA	1,382,984.269	29.24%
N	Record	Wells Fargo Bank, N.A.	Minneapolis, MN	485,245.098	10.26%
R	Beneficial	Massachusetts Mutual Life	Springfield, MA	161,464.666	5.00%
R	Beneficial	Voya Institutional Trust Company	Windsor, CT	955,160.104	29.58%
R	Record	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	206,446.423	6.39%
R	Record	MG Trust Company Cust	Denver, CO	180,898.262	5.60%
R	Record	Reliance Trust Company	Atlanta, GA	270,217.998	8.37%
R	Record	Sammons Financial Network, LLC	W. Des Moines, IA	794,162.744	24.59%
T	Record	Ivy Investment Management Company	Mission, KS	13,728.720	100.00%
Y	Beneficial	Massachusetts Mutual Life	Springfield, MA	458,817.834	7.08%
Y	Record	Charles Schwab & Co., Inc.	San Francisco, CA	707,335.695	10.92%
Y	Record	John Hancock Trust Company, LLC	Westwood, MA	821,362.455	12.68%
Y	Record	LPL Financial	San Diego, CA	483,417.080	7.46%
Y	Record	Merrill Lynch Pierce Fenner & Smith	Jacksonville, FL	332,063.816	5.13%

Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Class Owned
Y	Record	National Financial Services Corp.	Boston, MA	804,237.024	12.42%
Y	Record	Nationwide Investment Services Corp.	Columbus, OH	569,741.269	8.80%
Y	Record	Reliance Trust Company	Atlanta, GA	879,670.195	13.58%

The portion of the Small Cap Growth Fund owned by the shareholders named above, upon consummation of the Reorganization based on the holdings shown above, is expected to decline.

Additional Information

For additional information about the Funds, see the Ivy Funds Prospectus and Ivy Funds SAI, copies of which, may be obtained without charge by writing or calling the Trust at the address and telephone number set forth on the first page of this Prospectus/Proxy Statement. Information about the Funds (including the most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549-1520 and at certain of the SEC’s regional offices: SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City –351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-551-8090.

APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this    day of                 , 2018 by the Ivy Funds and Ivy Variable Insurance Portfolios (each a “Trust” and collectively, the “Trusts”), each a statutory trust created under the laws of the State of Delaware, with their principal place of business at 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, on behalf of their respective series identified on Schedule A and the Ivy Investment Management Company, the investment manager to the Acquired Funds and Acquiring Funds (“IICO”), joins this Agreement solely for the purposes of Section 9.

WHEREAS, the Trusts desire to enter into and perform the reorganizations described herein (each, a “Reorganization,” and collectively, the “Reorganizations”) pursuant to which, among other things, at the respective times hereinafter set forth, (1) (x) with respect to Ivy Funds, each Acquired Fund shall transfer all of its respective Assets (as defined below) to the corresponding Acquiring Fund in exchange solely for full and fractional shares of beneficial interest of the Acquiring Fund identified on Schedule A and (y) with respect to Ivy Variable Insurance Portfolios, the Acquired Fund shall transfer all its respective Assets to the Acquiring Fund in exchange solely for full and fractional shares of beneficial interest of the Acquiring Fund identified on Schedule A; (2) the assumption by the respective Trust on behalf of each Acquiring Fund of all of the Liabilities (as defined below) of the corresponding Acquired Fund; (3) the distribution of each Acquiring Fund’s shares to the shareholders of the corresponding Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (4) the dissolution of the Acquired Fund as soon as practicable after the closing date (as referenced in Section 3 hereof and hereinafter called the “Closing Date”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth;

WHEREAS, the parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

1.	Transfer of Assets and Liabilities, Liquidation and Dissolution of the Acquired Funds

Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a) On the Closing Date (as defined in Section 3), the Trusts, on behalf of each Acquired Fund, will transfer and deliver to the Trust, on behalf of each corresponding Acquiring Fund, all property, goodwill, and assets of every description and all interests, rights, privileges and powers of such Acquired Fund that are shown as an asset on the books and records of the Acquired Fund on the Closing Date (the “Assets”). In consideration thereof, the Trusts agree that on the Closing Date: (i) each Trust on behalf of its respective Acquiring Funds shall assume and pay when due all obligations and liabilities of the Acquired Funds, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganizations contemplated hereby to be paid by the persons as provided in Section 9 hereof shall not be assumed or paid by the Acquiring Funds) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Funds; and (ii) the Trusts, on behalf of each respective Acquiring Fund shall deliver the number of full and fractional (calculated to the third decimal place) shares of beneficial interest, without par value, of the respective Acquiring Fund (“Acquiring Fund Shares”), determined as provided in Section 2(a) below. In order to effect the delivery of shares, the Trusts will establish an open account of each Acquiring Fund for each shareholder of the Acquired Fund and, on the Closing Date, will credit to such account the number of full and fractional (calculated to the third decimal place) Acquiring Fund Shares as calculated in accordance with Section 2(a). Simultaneously with the crediting of the Acquiring Fund Shares to the shareholders of record of an Acquired Fund, the shares of the Acquired Fund held by such shareholders shall be cancelled by the Trusts. The Trusts shall not be obligated to issue certificates representing Acquiring Fund Shares in connection with such exchange.

(b) Immediately upon receipt of Acquiring Fund Shares of an Acquiring Fund, each Acquired Fund shall distribute, in complete liquidation, pro rata to the shareholders of record of the Acquired Fund at the Closing Date, the Acquiring Fund Shares that have been received.

(c) As soon as practicable following the Closing Date, the Trusts shall dissolve each Acquired Fund pursuant to the provisions of the Trust Instrument and the laws of the State of Delaware, and, after the Closing Date, that Acquired Fund shall not conduct any business except in connection with its liquidation.

(d) The Trusts, on behalf of each respective Acquiring Fund and Acquired Fund, intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. The

Trusts on behalf of each respective Acquiring Fund and respective Acquired Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

2.	Share Calculations and Valuation of Assets

(a) The number of shares of an Acquiring Fund issued to the corresponding Acquired Fund will be determined as follows: the value of the Acquired Fund’s Assets that are so conveyed less the Liabilities that are assumed (determined as of the Valuation Date as defined below), that are attributable to each respective share class of an Acquired Fund shall be divided by the net asset value (“NAV”) of share of the corresponding class, respectively, of the Acquiring Fund that is to be delivered with respect thereto (determined as of the Valuation Date as defined below).

(b) With respect to each Acquired Fund, the value of its Assets shall be the value of such Assets computed as of the time at which the Acquired Fund’s NAV is calculated as of the regular close of business (“Close of Business”) of the New York Stock Exchange (“NYSE”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Closing Date, using the valuation procedures set forth in the Trusts’ currently effective prospectus and statement of additional information with respect to the Acquired Funds.

(c) The NAV per share of each class of Acquiring Fund Shares shall be computed on the Valuation Date in the manner set forth in the Acquiring Fund’s currently effective prospectus.

3.	Valuation Date and Closing Date

(a) The Valuation Date, with respect to the Acquired Funds and the Acquiring Funds, shall be Close of Business on November 2, 2018, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the “Valuation Date”).

(b) The Closing Date, with respect to the Acquired Funds and the Acquiring Funds, shall occur on November 5, 2018 or such other date as the officers of the Trusts (the “Closing Date”). The closing of the Reorganization shall take place at the principal office of the Trusts, 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, or at such other place as the officers determine. All acts taking place at the closing shall be deemed to take place simultaneously as of immediately before the opening of business on the Closing Date.

(c) Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the officers of the Trusts, accurate appraisal of the value of the net Assets of an Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net Assets of that Acquired Fund is practicable in the judgment of the officers of the Trusts.

(d) On the Closing Date, the portfolio securities of the Acquired Funds and all of the Acquired Funds’ cash shall be delivered by the Acquired Funds to the accounts of the corresponding Acquiring Funds, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks.

4.	Representations and Warranties by the Trusts on behalf of the Acquired Funds

The Trusts, on behalf of the Acquired Funds, represent and warrant that:

(a) The Trusts are statutory trusts created under the laws of the State of Delaware on November 13, 2008 and January 15, 2009 and are validly existing and in good standing under the laws of that State. The Trusts, of which the Acquired Funds are separate series of shares of beneficial interest, are duly registered under the 1940 Act, as open-end, management investment companies. Such registrations are in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date and all of the shares of the Acquired Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Trusts are authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each Acquired Fund. Each outstanding share of an Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable.

(c) The Trusts have the necessary power and authority to conduct their business and the business of the Acquired Funds as such businesses are now being conducted.

(d) The Trusts are not parties to or obligated under any provision of their Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and are not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) The Trusts, on behalf of each respective Acquired Fund, have no material contracts or other commitments (other than the Agreement or agreement for the purchase of securities entered into the ordinary course of business and consistent with the obligations under the Agreement) which will not be terminated by them in accordance with their terms at or prior to the Closing Date or which will result in a penalty or additional fee to be due from or payable by it.

(f) The Acquired Funds do not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(j) hereof and those incurred in the ordinary course of business as investment companies and of a nature and amount similar to, and consistent with those shown in such financial statements since the dates of those financial statements.

(g) The Trusts have elected to treat each Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, each Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause the Acquired Fund to fail to be qualified as a

RIC as of the Closing Date. Each Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. With respect to the Acquired Fund that is a series of the Ivy Variable Insurance Portfolios, the Acquired Fund has met, and will through the Closing Date continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder for all taxable years and all applicable quarters of such years since its inception.

(h) On the Closing Date, all material Returns (as defined below) of each Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Trusts’ knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquired Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in each Acquired Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(i) The books and records of the Trusts and the Acquired Funds are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Trusts and the Acquired Funds.

(j) The financial statements appearing in (i) the Annual Report to Shareholders of each Acquired Fund for the fiscal year ended

December 31, 2017 (for Ivy Variable Insurance Portfolios) and March 31, 2018 (for Ivy Funds), audited by Deloitte & Touche LLP, and any interim unaudited financial statements fairly present the financial position of each Acquired Fund, and the results of its operations, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in any Acquired Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquired Fund arising after such date. For the purposes of this subsection (j), a decline in the NAV of an Acquired Fund shall not constitute a material adverse change.

(k) The Registration Statement on Form N-14 (the “Registration Statement”) referred to in Section 7(d), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquired Fund, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by an Acquiring Fund for use therein.

(l) Each Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects with the applicable requirements of the 1933 Act, and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquired Fund is a party that are not referred to in the Acquired Fund Prospectus or in the registration statement of which it is a part.

(m) There is no inter-corporate indebtedness existing between an Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(n) No Acquired Fund has outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(o) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against any Acquired Fund. No Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(p) Neither the Trusts nor any Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(q) Neither the Trusts nor any Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(r) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trusts, on behalf of each respective Acquired Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(s) At the Closing Date, the Trusts will, on behalf of each respective Acquired Fund, (i) have good and marketable title to all of the Assets to be transferred to the corresponding Acquiring Fund pursuant to Section 1, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the Assets subject thereto, or materially affect title thereto; and (ii) will have full rights, power and authority to sell, assign transfer and deliver such Assets to be transferred to the corresponding Acquiring Fund pursuant to this Agreement.

5.	Representations and Warranties by the Trusts on Behalf of the Acquiring Funds

The Trusts, on behalf of the Acquiring Funds, represent and warrant that:

(a) The Trusts, of which each Acquiring Fund is a separate series of shares of beneficial interest, are duly registered under the 1940 Act as an open-end, management investment company. Such registrations are in full force and effect as of the date hereof or will be in full force and effect as of the Closing Date and all of the shares of the Acquiring Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the 1933 Act and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Trusts are authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each respective Acquiring Fund. Each outstanding share of an Acquiring Fund is validly issued, fully paid, non-assessable, has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable. The Acquiring Fund Shares of the Acquiring Funds to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

(c) The Trusts have the necessary power and authority to conduct their business and the business of the Acquiring Funds as such businesses are now being conducted.

(d) The Trusts are not parties to or obligated under any provision of their Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) The Acquiring Funds do not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(i) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(f) The Trusts, with respect to each Acquiring Fund, have elected, to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and the Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code. Each Acquiring Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause an Acquiring Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company for its current taxable year and ending on the Closing Date. Each Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. With respect to the Acquiring Fund that is a series of the Ivy Variable Insurance Portfolios, the Acquiring Fund has met, and will through the Closing Date continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder for all taxable years and all applicable quarters of such years since its inception.

(g) On the Closing Date, all material Returns of each Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Trusts’ knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in an Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(h) The books and records of the Trusts and the Acquiring Funds are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Trusts and the Acquiring Funds.

(i) The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2017 (for Ivy Variable Insurance Portfolios) and March 31, 2018 (for Ivy Funds), audited by Deloitte & Touche, LLP, and any interim unaudited financial statements fairly present the financial position of the Acquiring Funds as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in any Acquiring Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquiring Fund arising after such date. For the purposes of this subsection (i), a decline in the NAV of an Acquiring Fund shall not constitute a material adverse change.

(j) The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act, and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

(k) Each Acquiring Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which an Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part.

(l) There is no inter-corporate indebtedness existing between an Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(m) No Acquiring Fund has outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(n) There is no material suit, judicial action, or legal or administrative proceeding or investigation pending or threatened against any Acquiring Fund. No Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(o) Neither the Trusts nor any Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(p) Neither the Trusts nor any Acquiring Fund has any unamortized or unpaid organizational fees or expenses.

(q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trusts, on behalf of each respective Acquiring Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(r) On the Closing Date, the Acquiring Fund Shares of each Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of an Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of the Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

6.	Covenants of the Trusts on Behalf of the Acquired Funds

(a) The Trusts covenant to operate the business of the Acquired Funds as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Trusts undertake that the Trusts and the Acquired Funds will not acquire the Acquiring Fund Shares of an Acquiring Fund for the purpose of making distributions thereof other than to an Acquired Fund’s shareholders.

(c) The Trusts covenant that by the time of the Closing Date, all of each respective Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) The Trusts undertake that, if the Reorganizations are consummated, each Acquired Fund will liquidate and dissolve.

(e) The Boards of Trustees of the Trusts shall cause to be prepared, filed with the United States Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of an Acquired Fund, the combined proxy statement/prospectus that complies in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the respective rules and regulations thereunder.

(f) The Trusts, on behalf of each Acquired Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of each Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of each Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(g) Subject to the provisions of this Agreement, the Trusts shall take, or cause to be taken, all actions or do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

7.	Covenants of the Trusts on Behalf of the Acquiring Funds

(a) The Trusts covenant to operate the business of the Acquiring Funds as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Trusts covenant that the Acquiring Fund Shares of the Acquiring Funds to be issued and delivered to the Acquired Funds pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of an Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(c) The Trusts covenant that by the Closing Date, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Funds, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) The Trusts will file with the Commission Registration Statements under the 1933 Act, relating to the Acquiring Fund Shares of the Acquiring Funds issuable hereunder, will use its best efforts to provide that such Registration Statements becomes effective as promptly as practicable and will mail to each shareholder of record of each Acquired Fund entitled to receive the combined proxy statement/prospectus included in the Registration Statements.

(e) Subject to the provisions of the Agreement, the Trusts shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

8.	Conditions Precedent to be Fulfilled by the Trust

The obligations of the Trusts to effectuate this Agreement and the Reorganizations hereunder shall be subject to the following respective conditions:

(a) That (i) all the representations and warranties of the Trusts contained herein shall be true and correct in all material respects as of the Closing Date with the same effect as though made as of and at such date; and (ii) the Trusts shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing Date.

(b) That the Registration Statements will have become effective and Commission shall not have issued an unfavorable advisory report under

Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(c) The Trusts, on behalf of each Acquired Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of each Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of each Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year in each case after reduction for any capital loss carryover.

(d) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Acquired Funds and/or Acquiring Funds.

(e) That prior to or at the Closing Date, the Trusts on behalf of the Acquired Funds and the Acquiring Funds, shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“Stradley”) to the effect that, provided the acquisitions contemplated hereby are carried out in accordance with the applicable laws of the State of Delaware, the terms of this Agreement and in accordance with customary representations provided by the Trusts in a certificate delivered to Stradley, as to the Acquiring Funds and Acquired Funds:

(i) The acquisition by an Acquiring Fund of all of the assets of the corresponding Acquired Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares to be issued pursuant to Section 1 hereof and the assumption by the Acquiring Fund of the Liabilities of the corresponding Acquired Fund, followed by each distribution by each Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of the Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a) of the Code, and each Acquired Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii) No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, the corresponding Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a), 361(c)(1) and Section 357(a) of the Code;

(iii) No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Acquiring Fund of the Liabilities of the corresponding Acquired Fund pursuant to Section 1032(a) of the Code;

(iv) No gain or loss will be recognized by an Acquired Fund upon the distribution of Acquiring Fund Shares to its shareholders in complete liquidation of the Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v) The basis of the assets of an Acquired Fund received by the corresponding Acquiring Fund will be the same as the basis of these assets to the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi) The holding period of the assets of an Acquired Fund received by the corresponding Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(vii) No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of their Acquired Fund shares for voting shares (including fractional shares to which they may be entitled) of the corresponding Acquiring Fund, pursuant to Section 354(a)(1) of the Code;

(viii) The basis of the Acquiring Fund Shares received by the shareholders of an Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix) The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that such Acquired Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x) For purposes of Section 381 of the Code, either: each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations; or (ii) each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), the items of Acquired Fund described in Section 381(c) of the Code as if there had been no Reorganization.

(f) That the Trusts’ Registration Statements with respect to the Acquiring Fund Shares of the Acquiring Funds to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statements or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing Date, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(g) That the Acquiring Fund Shares of each Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trusts with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of the Acquired Fund.

9.	Fees and Expenses

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, transfer taxes, and any other stamp duty taxes, if any, shall be borne as follows: The Acquired Fund 50% and the Acquiring Fund 50%. Neither an Acquired Fund nor an Acquiring Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the reorganization contemplated by this Agreement unless those expenses are solely and directly related to the reorganization contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

10.	Termination; Waiver; Order

(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and a Reorganization may be abandoned at any time prior to the Closing Date as follows:

(1) by a Trust with respect to one of its series; or

(2) by a Trust with respect to one of its series if any condition precedent to its obligations set forth in Section 8 has not been fulfilled.

(b) If the transactions contemplated by this Agreement have not been consummated by the later of January 31, 2019 this Agreement shall automatically terminate on such later date, unless a later date is agreed to by the officers of the Trusts.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the Agreement shall become void and have no further effect, and there shall not be any liability on the part of a Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement but all expenses incidental to the preparation and carrying out of the Agreement shall be paid as provided in Section 9 hereof.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by a Trust. Such waiver shall be in writing and authorized by an officer of that Trust. The failure of that Trust to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e) The respective representations and warranties contained in Sections 4 and 5 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and no Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Board of Trustees of a Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement.

11.	Liability of a Trust

(a) Each Trust acknowledges and agrees that all obligations of that Trust under this Agreement are binding only with respect to its Acquiring Fund series; that any liability of that Trust under this Agreement with respect to its Acquiring Fund series and the Acquired Funds, or in connection with the transactions contemplated herein with respect to the Acquiring Funds and the Acquired Funds, shall be discharged only out of the assets of that Acquiring Fund and that Acquired Fund; that no other series of that Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Trust nor its Acquired Fund and Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

12.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

13.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14.	Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to:

Ivy Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, KS 66201-9217

Attn: Secretary

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, IL 60606

Attention: Alan Goldberg, Esquire

15.	Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.	Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

17.	Headings

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Ivy Funds, on behalf of each Acquired Fund

By:

Name:

Title:

Ivy Funds, on behalf of each Acquiring Fund

By:

Name:

Title:

Ivy Variable Insurance Portfolios, on behalf of Ivy VIP Micro Cap Growth

By:

Name:

Title:

Ivy Variable Insurance Portfolios, on behalf of Ivy VIP Small Cap Growth

By:

Name:

Title:

Solely for the purposes of Section 9
Ivy Investment Management Company

By:

Name:

Title:

APPENDIX A

Ivy Funds

Acquiring Fund	Acquired Fund

Ivy LaSalle Global Real Estate Fund	Ivy LaSalle Global Risk Managed Fund

Class A, Class B, Class C, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class I, Class N, Class R and Class Y

Ivy International Core Equity Fund	Ivy European Opportunities Fund

Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y

Ivy Asset Strategy Fund	Ivy Global Income Allocation Fund

Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y

Ivy Large Cap Growth Fund	Ivy Tax-Managed Equity Fund

Class A, Class B, Class C, Class I, Class N and Class Y	Class A, Class B, Class C, Class I, Class N and Class Y

Ivy Small Cap Growth Fund	Ivy Micro Cap Growth Fund

Class A, Class B, Class C, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class I, Class N, Class R and Class Y shares

Ivy Variable Insurance Portfolios

Acquiring Fund	Acquired Fund

Ivy VIP Small Cap Growth	Ivy VIP Micro Cap Growth

Class I and Class II	Class I and Class II

IVY FUNDS

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(913) 236-2000

STATEMENT OF ADDITIONAL INFORMATION

Dated August 7, 2018

This Statement of Additional Information (the “SAI”) relates to the reorganization of the Ivy Micro Cap Growth Fund (the “Micro Cap Growth Fund”), into the Ivy Small Cap Growth Fund (the “Small Cap Growth Fund” and, together, with Micro Cap Growth Fund, the “Funds”), each a series of Ivy Funds (the “Trust”). The Funds are managed by Ivy Investment Management Company (“IICO”).

The Micro Cap Growth Fund will transfer all of its assets and liabilities attributable to Class A, Class B, Class C, Class I, Class N, Class R and Class Y shares to the Small Cap Growth Fund in exchange for Class A, Class B, Class C, Class I, Class N, Class R and Class Y shares of the Small Cap Growth Fund with an aggregate net asset value equal to the net value of the assets and liabilities transferred by the Micro Cap Growth Fund (the “Reorganization”).

This SAI contains information which may be of interest to shareholders but which is not included in the combined Prospectus and Proxy Statement dated August 7, 2018 (the “Prospectus/Proxy Statement”), which relates to the Reorganization.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Trust at the address or telephone number set forth above.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

1

I.	Additional Information about the Small Cap Growth Fund and the Micro Cap Growth Fund	2
II.	Financial Statements	2
III.	Pro Forma Financial Statements	2

I.	Additional Information about the Small Cap Growth Fund and the Micro Cap Growth Fund

Further information about Class A shares, Class B shares, Class C shares, , Class I shares, Class N shares, Class R shares and Class Y shares of the Micro Cap Growth Fund and Class A shares, Class B shares, Class C shares, Class I shares, Class N shares, Class R shares and Class Y shares of the Small Cap Growth Fund is contained in, and incorporated herein by reference to, the SAI of the Ivy Funds dated July 31, 2018, as supplemented to date (previously filed on EDGAR, Accession Nos. 0001193125-18-227777).

II.	Financial Statements

Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report for the Funds for the fiscal year ended March 31, 2018 are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

III.	Pro Forma Financial Statements

IVY MICRO CAP GROWTH FUND

IVY SMALL CAP GROWTH FUND

PRO FORMA FINANCIAL INFORMATION

(UNAUDITED)

The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the Micro Cap Growth Fund and Small Cap Growth Fund at March 31, 2018 and assumes the Reorganization occurred on that date. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the Micro Cap Growth Fund and Small Cap Growth Fund for the twelve months ended March 31, 2018 and assumes the merger occurred at the beginning of the period. In addition, the Pro Forma financial information has been prepared based upon the proposed fee and expense structure after the Reorganization, as discussed in the combined Prospectus/Proxy Statement.

The Pro Forma financial information has been estimated in good faith based upon information regarding the Micro Cap Growth Fund and Small Cap Growth Fund for the twelve month period ended March 31, 2018. The Pro Forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Micro Cap Growth Fund and the Small Cap Growth Fund, which are available in the Trust’s annual and semi–annual shareholder reports.

2

Pro Forma Statement of Assets and Liabilities (Unaudited)

March 31, 2018

(in thousands, except per share amounts)	Ivy Micro Cap Growth Fund	Ivy Small Cap Growth Fund	Pro forma Adjustments	Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$155,256	$2,176,004	$—	$2,331,260

Investments at Value	155,256	2,176,004	—	2,331,260
Cash	1	1	—	2
Investment securities sold receivable	—	5,782	—	5,782
Dividends and interest receivable	11	352	—	363
Capital shares sold receivable	118	3,534	—	3,652
Receivable from affiliates	—	11	—	11
Prepaid and other assets	46	66	—	112
Total assets	155,432	2,185,750	—	2,341,182

LIABILITIES
Investment securities purchased payable	—	5,073	—	5,073
Capital shares redeemed payable	266	3,781	—	4,047
Independent Trustees and Chief Compliance Officer fees payable	6	376	—	382
Distribution and service fees payable	2	40	—	42
Shareholder servicing payable	42	379	—	421
Investment management fee payable	12	149	—	161
Accounting services fee payable	6	33	—	39
Swap agreements, at value	—	6,151	—	6,151
Other liabilities	5	17	157 (a)	179
Total liabilities	339	15,999	157	16,495
Total Net Assets	$155,093	$2,169,751	$(157)	$2,324,687

NET ASSETS
Capital paid in (shares authorized - unlimited)	$101,913	$1,418,471	$—	$1,520,384
Undistributed (distributions in excess of) net investment income	(402)	5,717	(157)	5,158
Accumulated net realized gain (loss)	4,304	89,387	—	93,691
Net unrealized appreciation	49,278	656,176	—	705,454
Total Net Assets	$155,093	$2,169,751	$(157)	$2,324,687

3

Class A
Net Assets	$76,780	$1,026,271	$(74	)(a)	$1,102,977
Outstanding Shares	2,931	55,087	1,186	(b)	59,204
Net asset value per share	$26.19	$18.63			$18.63
Add: selling commission (5.75% of offering price)	1.60	1.14			1.14
Maximum offering price per Class A share (Class A NAV divided by 94.25%)	$27.79	$19.77			$19.77

Class B
Net Assets	$1,142	$9,689	$(1	)(a)	$10,830
Outstanding Shares	47	715	37	(b)	799
Net asset value per share	$24.35	$13.55			$13.55

Class C
Net Assets	$6,186	$99,177	$(7	)(a)	$105,356
Outstanding Shares	250	6,626	162	(b)	7,038
Net asset value per share	$24.79	$14.97			$14.97

Class E
Net Assets		$9,540	$(1	)(a)	$9,539
Outstanding Shares		517	—	*(b)	517
Net asset value per share		$18.46			$18.46
Add: selling commission (2.50% of offering price)		0.47			0.47
Maximum offering price per Class E share (Class E NAV divided by 97.50%)		$18.93			$18.93

Class I
Net Assets	$67,634	$717,829	$(52	)(a)	$785,411
Outstanding Shares	2,508	29,473	261	(b)	32,242
Net asset value per share	$26.97	$24.36			$24.36

Class N
Net Assets	$1,795	$109,924	$(8	)(a)	$111,711
Outstanding Shares	66	4,488	7	(b)	4,561
Net asset value per share	$27.18	$24.49			$24.49

Class R
Net Assets	$491	$56,642	$(4	)(a)	$57,129
Outstanding Shares	19	3,100	8	(b)	3,127
Net asset value per share	$26.00	$18.27			$18.27

4

Class T
Net Assets		$256	$—	*(a)	$256
Outstanding Shares		14	—	*(b)	14
Net asset value per share		$18.63			$18.63
Add: selling commission (2.50% of offering price)		0.48			0.48
Maximum offering price per Class A share (Class A NAV divided by 97.50%)		$19.11			$19.11
Class Y
Net Assets	$1,065	$140,423	$(10	)(a)	$141,478
Outstanding Shares	39	6,106	6	(b)	6,151
Net asset value per share	$27.12	$23.00			$23.00
+Cost
Investments in unaffiliated securities at cost	$105,978	$1,513,738	$—		$1,619,716

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs are evenly split between the Micro Cap Growth Fund and the Small Cap Growth Fund.
(b)	Share adjustment - redemption of Micro Cap Growth Fund’s shares and issuance of Small Cap Growth Fund’s shares for net assets at NAV per share of each class of Small Cap Growth Fund.

See Accompanying Notes to Pro Forma Financial Statements.

5

Pro Forma Statement of Operations (Unaudited)

For the year ended March 31, 2018

(in thousands)	Ivy Micro Cap Growth Fund	Ivy Small Cap Growth Fund		Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$467	$5,622		$—		$6,089
Interest and amortization from unaffiliated securities	121	819		—		940

Total investment income	588	6,441		—		7,029

EXPENSES
Investment management fee	1,545	10,157		(160	)(a)	11,542
Distribution and service fees:
Class A	199	847		—		1,046
Class B	13	78		—		91
Class C	68	1,619		—		1,687
Class E	—	22		—		22
Class R	4	259		—		263
Class T	—	1		—		1
Class Y	3	332		—		335
Shareholder servicing:
Class A	234	674		(70	)(b)	838
Class B	6	23		—	*(b)	29
Class C	21	247		(2	)(b)	266
Class E	—	40		—		40
Class I	125	659		(11	)(b)	773
Class N	1	11		—	*(b)	12
Class R	2	132		—	*(b)	134
Class T	—	—	*	—		—	*
Class Y	2	208		—	*(b)	210
Registration fees	97	136		(93	)(b)	140
Custodian fees	9	27		—		36
Independent Trustees and Chief Compliance Officer fees	8	67		—		75
Accounting services fees	72	282		(76	)(c)	278
Professional fees	15	31		(5	)(d)	41
Other	29	199		(115	)(e)	113

Total expenses	2,453	16,051		(532)		17,972

6

Less:
Expenses in excess of limit	—	(21)	(831	)(f)	(852)

Total Net Expenses	2,453	16,030	(1,363)		17,120

Net investment income	(1,865)	(9,589)	1,363		(10,091)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	6,506	126,529	—		133,035

Written options	—	26	—		26

Swap agreements	—	13,319	—		13,319
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	11,923	82,177	—		94,100

Swap agreements	—	(5,563)	—		(5,563)

Net gain (loss) on investments	18,429	216,488	—		234,917

Net increase in net assets resulting from operations	$16,564	$206,899	$1,363		$224,826

*	Not shown due to rounding.
(a)	Based on management fee of 0.84% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to economies of scale achieved by merging funds.
(f)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

7

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

March 31, 2018

(Unaudited)

Ivy Micro Cap Growth Fund	Ivy Small Cap Growth Fund	Acquiring Fund Pro forma	DESCRIPTION	Ivy Micro Cap Growth Fund	Ivy Small Cap Growth Fund	Acquiring Fund Pro forma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Apparel Retail – 3.1%
—	308	308	Burlington Stores, Inc.(A)	$—	$41,063	$41,063
—	548	548	Caleres, Inc.	—	18,413	18,413
—	88	88	Children’s Place Retail Stores, Inc. (The)	—	11,889	11,889
				—	71,365	71,365
			Auto Parts & Equipment – 1.1%
168	—	168	Motorcar Parts of America, Inc.(A)	3,609	—	3,609
—	200	200	Visteon Corp.(A)	—	22,030	22,030
				3,609	22,030	25,639
			Broadcasting – 0.7%
—	259	259	Nexstar Broadcasting Group, Inc.	—	17,230	17,230
			Distributors – 1.7%
—	274	274	Pool Corp.	—	40,004	40,004
			General Merchandise Stores – 1.1%
—	418	418	Ollie’s Bargain Outlet Holdings, Inc.(A)	—	25,206	25,206
			Home Improvement Retail – 0.0%
31	—	31	Lumber Liquidators Holdings, Inc.(A)	744	—	744
			Homebuilding – 1.7%
21	626	647	Installed Building Products, Inc.(A)	1,267	37,564	38,831
			Homefurnishing Retail – 1.0%
—	727	727	At Home Group, Inc.(A)	—	23,303	23,303
			Hotels, Resorts & Cruise Lines – 1.4%
—	779	779	Hilton Grand Vacations, Inc.(A)	—	33,508	33,508
			Restaurants – 3.0%
—	52	52	Dave & Buster’s Entertainment, Inc.(A)	—	2,176	2,176
—	579	579	Texas Roadhouse, Inc., Class A	—	33,430	33,430
—	697	697	Wingstop, Inc.	—	32,906	32,906
53	—	53	Zoe’s Kitchen, Inc.(A)	767	—	767
				767	68,512	69,279
			Specialty Stores – 1.1%
—	293	293	Five Below, Inc.(A)	—	21,474	21,474
38	—	38	Hibbett Sports, Inc.(A)	900	—	900
528	—	528	Sportsman’s Warehouse Holdings, Inc.(A)	2,154	—	2,154
				3,054	21,474	24,528
			Total Consumer Discretionary – 15.9%	9,441	360,196	369,637

8

			Consumer Staples
			Distillers & Vintners – 0.2%
50	—	50	MGP Ingredients, Inc.	4,508	—	4,508
			Food Retail – 0.8%
—	830	830	Sprouts Farmers Market, Inc.(A)	—	19,487	19,487
			Total Consumer Staples – 1.0%	4,508	19,487	23,995
			Energy
			Oil & Gas Equipment & Services – 1.7%
—	1,166	1,166	Keane Group, Inc.(A)	—	17,255	17,255
67	—	67	Natural Gas Services Group, Inc.(A)	1,607	—	1,607
73	—	73	NCS Multistage Holdings, Inc.(A)	1,090	—	1,090
158	—	158	Ranger Energy Services, Inc.(A)	1,283	—	1,283
—	1,071	1,071	RPC, Inc.	—	19,310	19,310
				3,980	36,565	40,545
			Oil & Gas Exploration & Production – 2.2%
—	1,287	1,287	Centennial Resource Development, Inc., Class A(A)	—	23,623	23,623
92	—	92	Earthstone Energy, Inc.(A)	930	—	930
—	346	346	Matador Resources Co.(A)	—	10,337	10,337
—	257	257	Petroleum Development Corp.(A)	—	12,586	12,586
236	—	236	Ring Energy, Inc.(A)	3,387	—	3,387
				4,317	46,546	50,863
			Total Energy – 3.9%	8,297	83,111	91,408
			Financials
			Investment Banking & Brokerage – 1.7%
—	229	229	Evercore Partners, Inc.	—	19,969	19,969
—	328	328	LPL Investment Holdings, Inc.	—	20,025	20,025
				—	39,994	39,994
			Regional Banks – 5.2%
—	492	492	Ameris Bancorp.	—	26,032	26,032
—	419	419	Heritage Financial Corp.	—	12,812	12,812
—	1,055	1,055	Home BancShares, Inc.	—	24,063	24,063
63	—	63	State Bank Financial Corp.	1,882	—	1,882
—	83	83	SVB Financial Group(A)	—	20,031	20,031
—	637	637	Western Alliance Bancorp.(A)	—	36,999	36,999
				1,882	119,937	121,819
			Thrifts & Mortgage Finance – 0.5%
—	34	34	LendingTree, Inc.(A)	—	11,124	11,124
			Total Financials – 7.4%	1,882	171,055	172,937
			Health Care
			Biotechnology – 0.1%
20	—	20	Acceleron Pharma, Inc.(A)	763	—	763
34	—	34	Adamas Pharmaceuticals, Inc.(A)	810	—	810
122	—	122	Natera, Inc.(A)	1,134	—	1,134
				2,707	—	2,707

9

			Health Care Distributors – 0.2%
141	—	141	PetIQ, Inc.(A)	3,737	—	3,737
			Health Care Equipment – 7.6%
161	—	161	AxoGen, Inc.(A)	5,892	—	5,892
—	211	211	Inogen, Inc.(A)	—	25,895	25,895
—	334	334	iRhythm Technologies, Inc.(A)	—	21,043	21,043
229	1,316	1,545	K2M Group Holdings, Inc.(A)	4,338	24,930	29,268
—	316	316	Nevro Corp.(A)	—	27,365	27,365
—	915	915	NovoCure Ltd.(A)	—	19,939	19,939
—	225	225	Penumbra, Inc.(A)	—	25,978	25,978
166	504	670	Tactile Systems Technology, Inc.(A)	5,269	16,031	21,300
				15,499	161,181	176,680
			Health Care Facilities – 1.2%
—	736	736	Acadia Healthcare Co., Inc.(A)	—	28,829	28,829
			Health Care Services – 5.9%
—	1,087	1,087	AMN Healthcare Services, Inc.(A)	—	61,683	61,683
—	377	377	Envision Healthcare Holdings, Inc.(A)	—	14,496	14,496
—	353	353	LHC Group, Inc.(A)	—	21,749	21,749
69	911	980	Teladoc, Inc.(A)	2,797	36,707	39,504
				2,797	134,635	137,432
			Health Care Supplies – 0.0%
70	—	70	OrthoPediatrics Corp.(A)	1,047	—	1,047
			Health Care Technology – 0.4%
178	—	178	Evolent Health, Inc., Class A(A)	2,540	—	2,540
158	—	158	Tabula Rasa HealthCare, Inc.(A)	6,131	—	6,131
				8,671	—	8,671
			Managed Health Care – 1.5%
—	563	563	HealthEquity, Inc.(A)	—	34,102	34,102
			Pharmaceuticals – 1.2%
140	178	318	Aerie Pharmaceuticals, Inc.(A)	7,611	9,644	17,255
115	—	115	Intersect ENT, Inc.(A)	4,516	—	4,516
—	226	226	OptiNose, Inc.(A)	—	4,516	4,516
44	—	44	Revance Therapeutics, Inc.(A)	1,361	—	1,361
				13,488	14,160	27,648
			Total Health Care - 18.1%	47,946	372,907	420,853
			Industrials
			Aerospace & Defense – 2.4%
95	—	95	Kratos Defense & Security Solutions, Inc.(A)	979	—	979
54	1,066	1,120	Mercury Computer Systems, Inc.(A)	2,600	51,490	54,090
				3,579	51,490	55,069

10

			Air Freight & Logistics – 2.8%
104	798	902	Air Transport Services Group, Inc.(A)	2,421	18,602	21,023
—	433	433	XPO Logistics, Inc.(A)	—	44,114	44,114
				2,421	62,716	65,137
			Building Products – 0.3%
27	—	27	American Woodmark Corp.(A)	2,648	—	2,648
207	—	207	PGT Innovations, Inc.(A)	3,859	—	3,859
				6,507	—	6,507
			Construction & Engineering – 2.0%
—	373	373	Dycom Industries, Inc.(A)	—	40,157	40,157
177	—	177	MYR Group, Inc.(A)	5,450	—	5,450
61	—	61	Sterling Construction Co., Inc.(A)	703	—	703
				6,153	40,157	46,310
			Diversified Support Services – 0.7%
—	367	367	Healthcare Services Group, Inc.	—	15,948	15,948
			Industrial Machinery – 5.2%
—	357	357	John Bean Technologies Corp.	—	40,472	40,472
317	—	317	Kornit Digital Ltd.(A)	4,085	—	4,085
—	179	179	RBC Bearings, Inc.(A)	—	22,215	22,215
—	522	522	Timken Co. (The)	—	23,822	23,822
—	425	425	Woodward, Inc.	—	30,463	30,463
				4,085	116,972	121,057
			Research & Consulting Services – 0.0%
32	—	32	Willdan Group, Inc.(A)	899	—	899
			Security & Alarm Services – 1.1%
—	368	368	Brink’s Co. (The)	—	26,264	26,264
			Trading Companies & Distributors – 3.4%
—	791	791	Beacon Roofing Supply, Inc.(A)	—	41,966	41,966
—	197	197	Watsco, Inc.	—	35,617	35,617
				—	77,583	77,583
			Trucking – 1.2%
—	617	617	Knight Transportation, Inc.	—	28,370	28,370
			Total Industrials - 19.1%	23,644	419,500	443,144
			Information Technology
			Application Software – 10.2%
489	—	489	8x8, Inc.(A)	9,127	—	9,127
—	218	218	Ellie Mae, Inc.(A)	—	20,043	20,043
—	446	446	Globant S.A.(A)	—	23,002	23,002
—	314	314	HubSpot, Inc.(A)	—	34,006	34,006
—	374	374	Paycom Software, Inc.(A)	—	40,132	40,132
—	143	143	Tyler Technologies, Inc.(A)	—	30,125	30,125
—	187	187	Ultimate Software Group, Inc. (The)(A)(B)	—	45,654	45,654
—	739	739	Zendesk, Inc.(A)	—	35,381	35,381
				9,127	228,343	237,470

11

			Internet Software & Services – 6.9%
—	509	509	Apptio, Inc., Class A(A)	—	14,436	14,436
83	—	83	Bandwidth, Inc., Class A(A)	2,711	—	2,711
62	—	62	Chegg, Inc.(A)	1,285	—	1,285
111	—	111	Cornerstone OnDemand, Inc.(A)	4,326	—	4,326
—	361	361	Envestnet, Inc.(A)	—	20,674	20,674
138	1,049	1,187	Five9, Inc.(A)	4,114	31,238	35,352
61	—	61	GTT Communications, Inc.(A)	3,463	—	3,463
57	—	57	Hortonworks, Inc.(A)	1,167	—	1,167
219	547	766	Mimecast Ltd.(A)	7,760	19,380	27,140
—	263	263	New Relic, Inc.(A)	—	19,523	19,523
79	556	635	Q2 Holdings, Inc.(A)	3,608	25,303	28,911
				28,434	130,554	158,988
			IT Consulting & Other Services – 3.4%
—	1,159	1,159	Booz Allen Hamilton Holding Corp.	—	44,861	44,861
79	—	79	ForeScout Technologies, Inc.(A)	2,548	—	2,548
—	502	502	InterXion Holding N.V.(A)	—	31,160	31,160
				2,548	76,021	78,569
			Semiconductor Equipment – 0.1%
91	—	91	Ichor Holdings Ltd.(A)	2,208	—	2,208
			Semiconductors – 3.7%
31	—	31	CEVA, Inc.(A)	1,115	—	1,115
—	771	771	Integrated Device Technology, Inc.(A)	—	23,568	23,568
—	274	274	Monolithic Power Systems, Inc.	—	31,721	31,721
36	—	36	NVE Corp.	3,000	—	3,000
—	389	389	Power Integrations, Inc.	—	26,607	26,607
				4,115	81,896	86,011
			Systems Software – 3.0%
—	338	338	Proofpoint, Inc.(A)	—	38,357	38,357
137	—	137	SailPoint Technologies Holdings, Inc.(A)	2,834	—	2,834
—	463	463	Varonis Systems, Inc.(A)	—	27,983	27,983
—	41	41	Zscaler, Inc.(A)	—	1,139	1,139
				2,834	67,479	70,313
			Total Information Technology - 27.3%	49,266	584,293	633,559
			Materials
			Construction Materials – 1.6%
—	679	679	Summit Materials, Inc., Class A(A)	—	20,556	20,556
—	279	279	U.S. Concrete, Inc.(A)	—	16,828	16,828
				—	37,384	37,384
			Total Materials - 1.6%	—	37,384	37,384
			Real Estate
			Health Care REITs – 0.2%
168	—	168	Community Healthcare Trust, Inc.	4,331	—	4,331

12

			Real Estate Services – 0.5%
—	200	200	RE/MAX Holdings, Inc., Class A	—	12,090	12,090
			Total Real Estate - 0.7%	4,331	12,090	16,421
			TOTAL COMMON STOCKS – 95.0%	$149,315	$2,060,023	$2,209,338
			(Cost: $1,497,789)

	PRINCIPAL		SHORT-TERM SECURITIES
			Commercial Paper(C) - 1.3%
			Bemis Co., Inc.,
$—	$3,000	$3,000	2.252%, 4-9-18	—	2,998	2,998
			BorgWarner, Inc.,
—	3,000	3,000	2.131%, 4-3-18	—	2,999	2,999
			Diageo Capital plc (GTD by Diageo plc),
—	5,000	5,000	2.131%, 4-2-18	—	4,999	4,999
			International Paper Co.,
—	5,000	5,000	2.073%, 4-3-18	—	4,999	4,999
			Kroger Co. (The),
—	7,919	7,919	2.201%, 4-2-18	—	7,917	7,917
			Northern Illinois Gas Co.,
—	6,665	6,665	2.261%, 4-2-18	—	6,663	6,663
				—	30,575	30,575
			Master Note - 0.6%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
5,941	7,556	13,497	1.980%, 4-5-18(D)	5,941	7,556	13,497
			Municipal Obligations - 1.4%
			CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
—	11,375	11,375	1.680%, 4-7-18(D)	—	11,375	11,375
			LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
—	4,105	4,105	1.650%, 4-7-18(D)	—	4,105	4,105
			NY Hsng Fin Agy, 625 W 57th Street Hsng Rev Bonds, Ser 2016A (GTD by Bank of New York Mellon (The))(BVAL plus 20 bps),
—	5,000	5,000	1.750%, 4-7-18(D)	—	5,000	5,000
			NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
—	10,000	10,000	1.560%, 4-7-18(D)	—	10,000	10,000
			SD Hlth and Edu Fac Auth, Var Rate Dmnd Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.) (BVAL plus 9 bps),
—	1,800	1,800	1.350%, 4-7-18(D)	—	1,800	1,800
				—	32,280	32,280
			United States Government Agency Obligations - 2.0%
			Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
—	9,500	9,500	1.800%, 4-7-18(D)	—	9,500	9,500
—	32,070	32,070	1.810%, 4-7-18(D)	—	32,070	32,070
—	4,000	4,000	1.820%, 4-7-18(D)	—	4,000	4,000
				—	45,570	45,570
			TOTAL SHORT-TERM SECURITIES – 5.3%	$5,941	$115,981	$121,922
			(Cost: $121,927)
			TOTAL INVESTMENT SECURITIES – 100.3%	$155,256	$2,176,004	$2,331,260
			(Cost: $1,619,716)
			LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%	(163)	(6,253)	(6,416)
			NET ASSETS – 100.0%	$155,093	$2,169,751	$2,324,844	(E)

13

NOTES TO PROFORMA SCHEDULE OF INVESTMENTS

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $6,885 are held in collateralized accounts for OTC swap agreements collateral.
(C)	Rate shown is the yield to maturity at March 31, 2018.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets.

Description of the reference rate and spread, if applicable, are included in the security description.

(E)

No adjustments are shown to the unaudited Pro Forma Schedule of Investments upon consummation of the merger. Although, securities may need to be sold upon consummation of the merger in order for the Small Cap Growth Fund to comply with its prospectus guidelines, the foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

NOTIONAL AMOUNT			TOTAL RETURN SWAP AGREEMENTS	UNREALIZED DEPRECIATION
Ivy Micro Cap Growth Fund	Ivy Small Cap Growth Fund	Acquiring Fund Pro Forma		Ivy Micro Cap Growth Fund	Ivy Small Cap Growth Fund	Acquiring Fund Pro Forma
$—	$63,221	$63,221	Biotech Custom Index Ctrpty: JPMorgan Chase Bank N.A., Matures 1-9-19	$—	($6,151)	($6,151)

The following table represents security positions within the total return basket swap as of March 31, 2018:

REFERENCE ENTITY	SHARES	NOTIONAL AMOUNT	VALUE	% OF VALUE
Nektar Therapeutics	6	$6,379	$(621)	(10.1%)
Sage Therapeutics, Inc.	2	2,574	(250)	(4.1)
Acceleron Pharma, Inc.	6	2,548	(248)	(4.0)
Catalent, Inc.	6	2,335	(227)	(3.7)
Exact Sciences Corp.	5	2,229	(217)	(3.5)
Blueprint Medicines Corp.	2	1,720	(167)	(2.7)
Sarepta Therapeutics, Inc.	2	1,550	(151)	(2.5)
Bluebird Bio, Inc.	1	1,447	(141)	(2.3)
Ligand Pharmaceuticals, Inc.	1	1,435	(140)	(2.3)
FibroGen, Inc.	3	1,375	(134)	(2.2)
Avexis, Inc.	1	1,247	(121)	(2.0)

14

Array BioPharma, Inc.	7	1,245	(121)	(2.0)
Amicus Therapeutics, Inc.	8	1,179	(115)	(1.9)
Loxo Oncology, Inc.	1	1,109	(108)	(1.8)
Clovis Oncology, Inc.	2	1,067	(104)	(1.7)
Halozyme Therapeutics, Inc.	5	1,064	(104)	(1.7)
Medicines Co. (The)	3	945	(92)	(1.5)
Ironwood Pharmaceuticals, Inc.	6	940	(91)	(1.5)
Ultragenyx Pharmaceutical, Inc.	2	897	(87)	(1.4)
Supernus Pharmaceuticals, Inc.	2	896	(87)	(1.4)
Puma Biotechnology, Inc.	1	850	(83)	(1.3)
Aerie Pharmaceuticals, Inc.	1	802	(78)	(1.3)
Spark Therapeutics, Inc.	1	793	(77)	(1.3)
AnaptysBio, Inc.	1	788	(77)	(1.2)
Prestige Brands Holdings, Inc.	2	772	(75)	(1.2)
Portola Pharmaceuticals, Inc.	2	717	(70)	(1.1)
Global Blood Therapeutics, Inc.	1	716	(70)	(1.1)
Sangamo Therapeutics, Inc.	4	712	(69)	(1.1)
Arena Pharmaceuticals, Inc.	2	693	(67)	(1.1)
Insmed, Inc.	3	634	(62)	(1.0)
Corcept Therapeutics, Inc.	4	618	(60)	(1.0)
Repligen Corp.	2	582	(57)	(0.9)
Radius Health, Inc.	1	551	(54)	(0.9)
Innoviva, Inc.	3	526	(51)	(0.8)
Pacira Pharmaceuticals, Inc.	2	519	(51)	(0.8)
Esperion Therapeutics, Inc.	1	515	(50)	(0.8)
Xencor, Inc.	2	497	(48)	(0.8)
Prothena Corp. plc	1	484	(47)	(0.8)
Foundation Medicine, Inc.	1	467	(45)	(0.7)
Aimmune Therapeutics, Inc.	1	460	(45)	(0.7)
Heron Therapeutics, Inc.	2	458	(45)	(0.7)
Zogenix, Inc.	1	450	(44)	(0.7)
Intersect ENT, Inc.	1	436	(42)	(0.7)
Theravance Biopharma, Inc.	2	434	(42)	(0.7)
ImmunoGen, Inc.	4	432	(42)	(0.7)
Editas Medicine, Inc.	1	385	(38)	(0.6)

15

Emergent BioSolutions, Inc.	1		361	(35)	(0.6)
MyoKardia, Inc.	1		361	(35)	(0.6)
Assembly Biosciences, Inc.	1		358	(35)	(0.6)
Vanda Pharmaceuticals, Inc.	2		345	(34)	(0.5)
TherapeuticsMD, Inc.	7		343	(33)	(0.5)
PTC Therapeutics, Inc.	1		326	(32)	(0.5)
CytomX Therapeutics, Inc.	1		324	(32)	(0.5)
Revance Therapeutics, Inc.	1		322	(31)	(0.5)
Flexion Therapeutics, Inc.	1		312	(30)	(0.5)
TG Therapeutics, Inc.	2		311	(30)	(0.5)
Phibro Animal Health Corp.	1		310	(30)	(0.5)
Amphaster Pharmaceuticals, Inc.	2		293	(29)	(0.5)
MiMedx Group, Inc.	4		286	(28)	(0.5)
Epizyme, Inc.	2		275	(27)	(0.4)
Geron Corp.	6		267	(26)	(0.4)
Genomic Health, Inc.	1		257	(25)	(0.4)
La Jolla Pharmaceutical Co.	1		246	(24)	(0.4)
ZIOPHARM Oncology, Inc.	6		238	(23)	(0.4)
Audentes Therapeutics, Inc.	1		237	(23)	(0.4)
Immunomedics, Inc.	2		235	(23)	(0.4)
Rigel Pharmaceuticals, Inc.	6		235	(23)	(0.4)
Progenics Pharmaceuticals, Inc.	3		223	(22)	(0.4)
Omeros Corp.	2		220	(21)	(0.3)
WaVe Life Sciences Ltd.	1		218	(21)	(0.3)
Synergy Pharmaceuticals, Inc.	11		213	(21)	(0.3)
Madrigal Pharmaceuticals, Inc.	—	*	210	(20)	(0.3)
ANI Pharmaceuticals, Inc.	—	*	210	(20)	(0.3)
Achaogen, Inc.	1		195	(19)	(0.3)
Aduro Biotech, Inc.	2		184	(18)	(0.3)
Akebia Therapeutics, Inc.	2		182	(18)	(0.3)
Eagle Pharmaceuticals, Inc.	—	*	180	(18)	(0.4)
Coherus Biosciences, Inc.	2		179	(17)	(0.3)
BioCryst Pharmaceuticals, Inc.	4		178	(17)	(0.3)
Inovio Pharmaceuticals, Inc.	4		172	(17)	(0.3)
Kura Oncology, Inc.	1		166	(16)	(0.3)

16

Depomed, Inc.	2		165	(16)	(0.3)
Aclaris Therapeutics, Inc.	1		165	(16)	(0.3)
Lexicon Pharmaceuticals, Inc.	2		162	(16)	(0.3)
Keryx Biopharmaceuticals, Inc.	4		158	(15)	(0.3)
ChemoCentryx, Inc.	1		143	(14)	(0.2)
Momenta Pharmaceuticals, Inc.	1		142	(14)	(0.2)
Jounce Therapeutics, Inc.	1		142	(14)	(0.2)
Paratek Pharmaceuticals, Inc.	1		135	(13)	(0.2)
REGENXBIO, Inc.	—	*	131	(13)	(0.2)
Corbus Pharmaceuticals Holdings, Inc.	2		129	(13)	(0.2)
Cytokinetics, Inc.	2		128	(12)	(0.2)
Akcea Therapeutics, Inc.	—	*	127	(12)	(0.2)
Natera, Inc.	1		125	(12)	(0.2)
Cara Therapeutics, Inc.	1		124	(12)	(0.2)
Agenus, Inc.	2		116	(11)	(0.2)
Corium International, Inc.	1		116	(11)	(0.2)
MediciNova, Inc.	1		115	(11)	(0.2)
Dermira, Inc.	1		112	(11)	(0.2)
BioSpecifics Technologies Corp.	—	*	109	(11)	(0.2)
Novavax, Inc.	5		107	(10)	(0.2)
Pieris Pharmaceuticals, Inc.	2		106	(10)	(0.2)
NewLink Genetics Corp.	1		105	(10)	(0.2)
MacroGenics, Inc.	—	*	105	(10)	(0.2)
Idera Pharmaceuticals, Inc.	5		103	(10)	(0.2)
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	98	(10)	(0.2)
Reata Pharmaceuticals, Inc.	—	*	96	(9)	(0.2)
Invitae Corp.	2		93	(9)	(0.1)
Tocagen, Inc.	1		90	(9)	(0.1)
Strongbridge Biopharma plc	1		87	(9)	(0.1)
Apellis Pharmaceuticals, Inc.	—	*	84	(8)	(0.1)
Calithera Biosciences, Inc.	1		84	(8)	(0.1)
Neos Therapeutics, Inc.	1		83	(8)	(0.1)
Adamas Pharmaceuticals, Inc.	—	*	82	(8)	(0.1)
Concert Pharmaceuticals, Inc.	—	*	75	(7)	(0.1)
Aratana Therapeutics, Inc.	2		75	(7)	(0.1)

17

Catalyst Pharmaceuticals, Inc.	3		74	(7)	(0.1)
Selecta Biosciences, Inc.	1		72	(7)	(0.1)
Athersys, Inc.	4		70	(7)	(0.1)
Seres Therapeutics, Inc.	1		67	(7)	(0.1)
Teligent, Inc.	2		62	(6)	(0.1)
Insys Therapeutics, Inc.	1		60	(6)	(0.1)
Veracyte, Inc.	1		57	(6)	(0.1)
Bellicum Pharmaceuticals, Inc.	1		54	(5)	(0.1)
Rhythm Pharmaceuticals, Inc.	—	*	54	(5)	(0.1)
Deciphera Pharmaceuticals, Inc.	—	*	52	(5)	(0.1)
VBI Vaccines, Inc.	1		51	(5)	(0.1)
Axovant Sciences Ltd.	3		41	(4)	(0.1)
Calyxt, Inc.	—	*	36	(4)	(0.1)
Edge Therapeutics, Inc.	1		10	— *	— *

				($6,151)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets

Investments in Securities

Common Stocks	$2,209,338	$—	$—

Short-Term Securities	—	121,922	—

Total	$2,209,338	$121,922	$—

Liabilities
Total Return Swaps	$—	$6,151	$—

As of March 31, 2018, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:
BVAL = Bloomberg Valuation Benchmark Curve
FHLMC = Federal Home Loan Mortgage Corp.
GTD = Guaranteed
LIBOR = London Interbank Offered Rate
OTC = Over the Counter
REIT = Real Estate Investment Trust
TB = Treasury Bill

18

NOTES TO PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

AS OF March 31, 2018

AND THE PRO FORMA STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED March 31, 2018

(In thousands, except where otherwise noted) (Unaudited)

1. ORGANIZATION

Ivy Small Cap Growth Fund and Ivy Micro Cap Growth Fund (each a “Fund”, collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Funds have the same investment objective: to provide growth of capital. Ivy Small Cap Growth Fund seeks to achieve its investment objective by investing in common stocks of small-capitalization companies. Ivy Micro Cap Growth Fund seeks to achieve its investment objective by investing in various types of equity securities of primarily U.S. micro-capitalization companies. Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class B, Class C, Class I, Class N, Class R and Class Y shares. Ivy Small Cap Growth Fund offers Class E and Class T shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Class A, Class E and Class T shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R, T and Y have a distribution and service plan. Class I shares and Class N shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase. Class C shares will automatically convert to Class A shares 120 months after the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

19

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

20

The Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

21

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

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The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be

23

fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of March 31, 2018, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

The following tables are a summary of the valuation of each Fund’s investments by the fair value hierarchy levels as of March 31, 2018.

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Ivy Small Cap Growth Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,060,023	$—	$—
Short-Term Securities	—	115,981	—

Total	$2,060,023	$115,981	$—

Liabilities
Total Return Swaps	$—	$6,151	$—

During the twelve month period ended March 31, 2018, there were no transfers between Level 1 and 2.

Ivy Micro Cap Growth Fund	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$149,315	$—	$—
Short-Term Securities	—	5,941	—

Total	$149,315	$5,941	$—

During the twelve month period ended March 31, 2018, there were no transfers between Level 1 and 2.

4. DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Small Cap Growth Fund purchases and writes call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premium.

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Swap Agreements. The Funds may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment to pay or receive periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Ivy Small Cap Growth Fund enters into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of March 31, 2018:

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy Small Cap Growth Fund
Swap agreements, at value	$6,151	$—	$6,151	$—	$(6,151)	$—	$—

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Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2018:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Small Cap Growth Fund	Equity		$—	Swap agreements, at value	$6,151

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the twelve month period ended March 31, 2018:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Small Cap Growth Fund	Equity	$(907)	$13,319	$—	$26	$—	$12,438

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the twelve month period ended March 31, 2018:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Small Cap Growth Fund	Equity	$—	$(5,563)	$—	$—	$—	$(5,563)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the twelve month period ended March 31, 2018, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Small Cap Growth Fund	$—	$—	$—	$38,115	$3	$12

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

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5. BASIS OF COMBINATION ($ amounts in thousands)

The Board at a meeting held on June 26, 2018 unanimously approved a proposed reorganization, in which the Ivy Small Cap Growth Fund series of the Trust will acquire all of the assets and assume all of the liabilities of the Ivy Micro Cap Growth Fund in exchange for an equal aggregate NAV of newly issued shares of beneficial interest of the Ivy Small Cap Growth Fund series of the Trust (the Reorganization). As contemplated under the Reorganization, the Ivy Micro Cap Growth Fund will distribute Ivy Small Cap Growth Fund shares of beneficial interest to its shareholders, after which it will liquidate and cease to be a series of the Trust. Under the Reorganization, shareholders of each class of shares of the Ivy Micro Cap Growth Fund will receive shares of the same class in the Ivy Small Cap Growth Fund that they currently own. The aggregate NAV of Ivy Small Cap Growth Fund shares received by the Ivy Micro Cap Growth Fund shareholders in the Reorganization will be equal to the aggregate NAV of the shareholders’ current shares of the Ivy Micro Cap Growth Fund held on the business day prior to closing of the Reorganization, less the costs of the Reorganization attributable to their common shares. The Ivy Small Cap Growth Fund will continue to operate after the Reorganization as a separate series of the Trust.

The Reorganization is intended to be accounted for as a tax-free reorganization of investments companies. The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the Funds at March 31, 2018. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the Funds for the twelve months ended March 31, 2018. These statements have been derived from the books and records of the Funds at the dates indicated above in conformity with U.S. GAAP. As of March 31, 2018, the portfolio of securities held by the Ivy Micro Cap Growth Fund complied with the fundamental investment restrictions of Ivy Small Cap Growth Fund, and the Funds’ investment objectives were the same. The historical cost basis of investment securities is expected to be carried forward to the surviving entity. The fiscal year end for the Funds is March 31.

The accompanying pro forma combined financial statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Reorganization Statement of Additional Information. Such pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2018. Following the Reorganization, the Ivy Small Cap Growth Fund will be the accounting survivor.

Certain expenses of the Reorganization are estimated to be $156,835. The total amount of the expenses for the Reorganization will be evenly split between the Micro Cap Growth Fund and the Small Cap Growth Fund. The Board and Ivy Funds believed that an allocation of the Reorganization expenses to each Fund was appropriate because the Reorganization is expected to be beneficial to each Fund and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated.

6. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund	Net Asset Breakpoints	Annual Rate
Ivy Small Cap Growth Fund	$0 to $1,000 Million	0.850%
(pre and post merger)	$1,000 to $2,000 Million	0.830%
	$2,000 to $3,000 Million	0.800%
	$3,000 to $5,000 Million	0.760%
	$5,000 to $10,000 Million	0.730%
	Over $10,000 Million	0.720%
Ivy Micro Cap Growth Fund	$0 to $1,000 Million	0.950%
	$1,000 to $2,000 Million	0.930%
	$2,000 to $3,000 Million	0.900%
	$3,000 to $5,000 Million	0.860%
	$5,000 to $10,000 Million	0.830%
	Over $10,000 Million	0.800%

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Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C, Class E and Class T shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each

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Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A, Class E and Class T Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A, Class E and Class T shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A, Class E and Class T shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A, Class E and Class T shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the twelve month period ended March 31, 2018, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales	CDSC						Commissions
	Commissions	Class A		Class B	Class C	Class E	Class T	Paid(1)
Ivy Small Cap Growth Fund	$344	$1		$7	$10	$—	$—	$339
Ivy Micro Cap Growth Fund	105	—	*	1	1	N/A	N/A	91

*	Not shown due to rounding.
(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees

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and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the twelve month period ended March 31, 2018 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
Ivy Small Cap Growth Fund	Class B	Contractual	2-26-2018	7-31-2020	2.23%	12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2020	1.35%	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	7-31-2018	7-31-2020	0.89%	Shareholder Servicing
	Class N	Contractual	7-31-2018	7-31-2020	0.89%	Shareholder Servicing
	Class T	Contractual	7-5-2017	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2011	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Ivy Micro Cap Growth Fund	Class Y	Contractual	8-1-2011	7-31-2019	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
Ivy Small Cap Growth Fund Pro Forma	Class B	Contractual	Effective Date of Merger	7-31-2020	2.22%	12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	Effective Date of Merger	7-31-2020	2.05%	12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2020	1.35%	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	7-31-2018	7-31-2020	0.89%	Shareholder Servicing
	Class N	Contractual	7-31-2018	7-31-2020	0.89%	Shareholder Servicing
	Class N	Contractual	Effective Date of the Merger	7-31-2020	Not to exceed Class I	Shareholder Servicing
	Class T	Contractual	7-5-2017	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	Effective Date of Merger	7-31-2020	Not to exceed Class A	12b-1 Fees and/or Shareholder Servicing

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2018 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

7. BUSINESS COMBINATIONS (All amounts in thousands)

On February 26, 2018, Ivy Small Cap Growth Fund acquired all assets and liabilities of Waddell & Reed Advisors Small Cap Fund pursuant to a plan of reorganization approved by the Board of Trustees on November 14, 2017. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of shares of Waddell & Reed Advisors Small Cap Fund, valued at $951,950 in total, for shares of the Ivy Small Cap Growth Fund as follows:

Shares Exchanged

	Waddell & Reed Advisors Small Cap Fund	Ivy Small Cap Growth Fund
Class A	40,182	35,270
Class B	275	218
Class C	335	266
Class Y of Waddell & Reed Advisors Small Cap Fund into Class I of Ivy Small Cap Growth Fund	14,926	11,731

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The investment portfolio of Waddell & Reed Advisors Small Cap Fund, with a fair value of $948,350 and identified cost of $628,149 at February 26, 2018, was the principal asset acquired by Ivy Small Cap Growth Fund. For financial reporting purposes, assets received and shares issued by Ivy Small Cap Growth Fund were recorded at fair value; however, the cost basis of the investments received from Waddell & Reed Advisors Small Cap Fund was carried forward to align ongoing reporting of Ivy Small Cap Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Waddell & Reed Advisors Small Cap Fund had net assets of $951,950, including $320,201 of net unrealized appreciation in value of investments and $7,530 of accumulated net realized gains on investments, which were combined with those of Ivy Small Cap Growth Fund. The aggregate net assets of Ivy Small Cap Growth Fund and Waddell & Reed Advisors Small Cap Fund immediately before the acquisition were $1,210,037 and $951,950, respectively. The aggregate net assets of Ivy Small Cap Growth Fund and Waddell & Reed Advisors Small Cap Fund immediately following the acquisition were $2,161,987 and $0, respectively.

Assuming the reorganization had been completed on April 1, 2017, the beginning of the annual reporting period for Ivy Small Cap Growth Fund, the pro forma results of operations for the year ended March 31, 2018, were as follows:

Net investment income (loss)	$(16,033)
Net realized gain (loss)	245,533
Net change in unrealized appreciation (depreciation)	153,331

Net increase (decrease) in net assets resulting from operations	$382,831

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Waddell & Reed Advisors Small Cap Fund that have been included in Ivy Small Cap Growth Fund’s Statement of Operations since February 26, 2018.

8. CAPITAL SHARE TRANSACTIONS

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	For the twelve months ended March 31, 2018
Ivy Small Cap Growth Fund	Shares	Value
Shares issued from sale of shares:
Class A	9,393	$172,775
Class B	29	389
Class C	842	12,543
Class E	69	1,240
Class I	6,930	162,777
Class N	3,051	71,464
Class R	803	14,424
Class T	14	250
Class Y	1,744	39,134
Shares issued in connection with merger:
Class A	35,270	658,668
Class B	217	2,958
Class C	266	3,989
Class E	N/A	N/A
Class I	11,731	286,336

32

	For the twelve months ended March 31, 2018
Ivy Small Cap Growth Fund	Shares	Value
Class N	N/A	N/A
Class R	N/A	N/A
Class T	N/A	N/A
Class Y	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	1,478	25,562
Class B	77	968
Class C	1,546	21,525
Class E	55	936
Class I	1,373	30,995
Class N	384	8,720
Class R	300	5,091
Class T	—	—
Class Y	491	10,470
Shares redeemed:
Class A	(4,803)	(88,235)
Class B	(215)	(2,919)
Class C	(8,330)	(124,130)
Class E	(76)	(1,380)
Class I	(4,825)	(114,061)
Class N	(2,062)	(49,030)
Class R	(814)	(14,602)
Class T	—	—
Class Y	(2,582)	(57,359)

Net increase	52,356	$1,079,498

	For the twelve months ended March 31, 2018
Ivy Micro Cap Growth Fund	Shares	Value
Shares issued from sale of shares:
Class A	354	8,772
Class B	— *	2
Class C	29	698
Class I	681	17,254
Class N	79	2,004
Class R	2	48
Class Y	4	114
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—
Class B	—	—

33

	For the twelve months ended March 31, 2018
Ivy Micro Cap Growth Fund	Shares	Value
Class C	—	—
Class I	—	—
Class N	—	—
Class R	—	—
Class Y	—	—
Shares redeemed:
Class A	(893)	(22,147)
Class B	(22)	(502)
Class C	(105)	(2,484)
Class I	(1,117)	(28,518)
Class N	(92)	(2,343)
Class R	(11)	(289)
Class Y	(14)	(365)

Net decrease	(1,105)	$(27,756)

*	Not shown due to rounding.

9. CAPITAL SHARES

The pro forma NAV per share assumes the issuance of shares of the Small Cap Growth Fund that would have been issued at March 31, 2018, in connection with proposed reorganization. The number of shares assumed to be issued is equal to the NAV of shares of the Micro Cap Growth Fund, as of March 31, 2018, divided by the NAV per share of the shares of the Small Cap Growth Fund as of March 31, 2018. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at March 31, 2018:

Ivy Small Cap Growth Fund

Class of Shares	Shares of Acquiring Fund Pre- Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post- Combination
Class A	55,087	4,117		59,204
Class B	715	84		799
Class C	6,626	412		7,038
Class E	517	—	*	517
Class I	29,473	2,769		32,242
Class N	4,488	73		4,561
Class R	3,100	27		3,127
Class T	14	—	*	14
Class Y	6,106	45		6,151

*	Not shown due to rounding.

34

10. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of investments	Gross appreciation	Gross depreciation	Net unrealized appreciation
Ivy Small Cap Growth Fund	$1,514,350	$682,598	$20,944	$661,654
Ivy Micro Cap Growth Fund	106,099	57,580	8,423	49,157

The tax cost of investments will remain unchanged for the combined fund.

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the fiscal year ended March 31, 2018 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred
Ivy Small Cap Growth Fund	$13,018	$76,982	$—	$—	$—
Ivy Micro Cap Growth Fund	—	4,425	—	—	396

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended March 31, 2018 and 2017 were as follows:

	March 31, 2018		March 31, 2017
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Small Cap Growth Fund	$1,864	$107,552	$—	$51,252
Ivy Micro Cap Growth Fund	—	—	—	2,235

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

35

Accumulated capital losses represent net capital loss carryovers as of March 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of March 31, 2018, the capital loss carryovers were as follows:

Post- Enactment
Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Small Cap Growth Fund	$—	$—
Ivy Micro Cap Growth Fund	—	—

36

        PO BOX 8035, CARY, NC 27512-9916

YOUR VOTE IS IMPORTANT!

PLEASE VOTE BY:

INTERNET Go To: www.proxypush.com/IVY • Cast your vote online. • Have your Proxy Card ready. • Follow the simple instructions to record your vote.
PHONE Call 1-866-648-8136 • Use any touch-tone telephone, 24 hours a day, 7 days a week. • Have your Proxy Card ready. • Follow the simple recorded instructions.
MAIL • Mark, sign and date your Proxy Card. • Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.

PROXY TABULATOR

PO BOX 8035

CARY, NC 27512-9916

ò  Please fold here—Do not separate  ò

IVY MICRO CAP GROWTH FUND

a series of Ivy Funds

SPECIAL MEETING OF SHAREHOLDERS

November 1, 2018

The undersigned hereby revokes all previous proxies for his/her shares of the Ivy Micro Cap Growth Fund (the “Micro Cap Growth Fund”) and appoints Jennifer K. Dulski and Scott J. Schneider and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Micro Cap Growth Fund that the undersigned is entitled to vote at the Micro Cap Growth Fund’s Special Meeting of Shareholders (“Meeting”) to be held at 6300 Lamar Avenue, Overland Park, Kansas 66202-4200 at 2:00 p.m., Central Time on November 1, 2018 including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited by the Board of Trustees of the Ivy Funds, on behalf of the Micro Cap Growth Fund. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the proposal to approve an Agreement and Plan of Reorganization between the Micro Cap Growth Fund and the Ivy Small Cap Growth Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY CARD TODAY. Please refer to the Proxy Statement/Prospectus for a discussion of the Proposal.

YOU ARE URGED TO DATE AND SIGN THIS PROXY CARD AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

Note: Please sign exactly as your name appears on the proxy card. If signing for estates, trusts or other fiduciaries, your title or capacity should be stated, and where more than one name appears, a majority must sign. If shares are held jointly, one or more joint owners should sign personally. If a corporation, the signature should be that of an authorized officer who should state his or her title.
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Signature (and Title if applicable)	Date

Signature (if held jointly)	Date

PLEASE BE SURE TO MARK, SIGN AND DATE THIS PROXY CARD ON THE REVERSE SIDE

PXY-IVYMCG-v1

EVERY SHAREHOLDER’S VOTE IS

IMPORTANT!

Important Notice Regarding the Availability of

Proxy Materials for the Special Meeting of

Shareholders to Be Held on

November 1, 2018.

The Proxy Statement/Prospectus for this Meeting is

available at: www.proxypush.com/IVY

PLEASE VOTE YOUR PROXY TODAY!

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK ONE BOX BELOW IN BLUE OR BLACK INK. Example:  ⬛

THE BOARD OF TRUSTEES OF THE IVY FUNDS UNANIMOUSLY RECOMMENDS A VOTE “FOR”

PROPOSAL 1.

FOR	AGAINST	ABSTAIN

1.  To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Ivy Micro Cap Growth Fund to, and the assumption of all of the liabilities of the Ivy Micro Cap Growth Fund by, the Ivy Small Cap Growth Fund in exchange for shares of the Ivy Small Cap Growth Fund and the distribution of such shares to the shareholders of the Ivy Micro Cap Growth Fund in complete liquidation of the Ivy Micro Cap Growth Fund.

☐	☐	☐

YOUR VOTE IS IMPORTANT!

PLEASE BE SURE TO SIGN, DATE AND RETURN YOUR

PROXY CARD TODAY IN THE ACCOMPANYING

ENVELOPE.

NO POSTAGE IS REQUIRED IF MAILED IN THE U.S.

PART C: OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article VII of the Trust Instrument of the Registrant, filed by EDGAR on January 29, 2010 as Exhibit (a)(1) to Post-Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010 as Exhibit (e)(1) to Post-Effective Amendment No. 65, each of which provides indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the below-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

1.	Articles of Incorporation:

	(i)	Declaration of Trust for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Schedule A to Declaration of Trust effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(iii)	Schedule A to Declaration of Trust, dated November 12, 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(iv)	Schedule A to Declaration of Trust, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(v)	Schedule A to Declaration of Trust, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(vi)	Schedule A to Declaration of Trust, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(vii)	Schedule A to the Agreement and Declaration of Trust, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(viii)	Schedule A to the Agreement and Declaration of Trust, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(ix)	Schedule A to the Agreement and Declaration of Trust, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(x)	Schedule A to the Agreement and Declaration of Trust, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(xi)	Schedule A to the Agreement and Declaration of Trust, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(xii)	Schedule A to the Agreement and Declaration of Trust, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(i)

	(xiii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xiv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 129 and incorporated by reference herein.

	(xv)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xvi)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xvii)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

	(xviii)	Schedule A to the Agreement and Declaration of Trust, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xvix)	Amended and Restated Agreement and Declaration of Trust for Ivy Funds, dated August 15, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xx)	Schedule A to the Amended and Restated Agreement and Declaration of Trust, as amended November 15, 2017, filed with Post-Effective Amendment No. 151, and incorporated by reference herein.

	(xxi)	Schedule A to the Amended and Restated Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

2.	By-laws:

	(a)	By-laws for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

3.	Voting Trust Agreement affecting more than 5% of any class of equity securities of Registrant: Not applicable.

4.	Form of Agreement and Plan of Reorganization attached as Exhibit A to the Prospectus/Proxy Statement and incorporated herein by reference.

5.	Instruments Defining the Rights of Security Holders:

Articles III, V, VI and VII of the Trust Instrument and Articles II and VI of the Bylaws each define the rights of shareholders.

6.	Investment Advisory Contracts:

	(i)	Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(iii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(iv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(v)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(vi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(ii)

(vii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(viii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(ix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(x)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xi)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund) dated April 1, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management (Singapore) PTE Ltd (Ivy Emerging Markets Local Currency Debt Fund), dated February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xvi)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xvii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), effective July 2, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), effective February 21, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xx)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(iii)

(xxiii)	Appendix C to the Shareholder Servicing Agreement between Ivy Funds and Ivy Investment Management Company, amended May 31, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxiv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Apollo Credit Management, LLC (Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxx)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management SA (Ivy Targeted Return Bond Fund) dated December 23, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxxi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xxxiii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxiv)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and I.G. International Management Ltd. (Ivy IG International Small Cap Fund) dated January 9, 2017, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxxvi)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(xxxvii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated herein by reference.

(iv)

	(xxxviii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxxix)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xl)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and ProShare Advisors LLC (Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund) dated April 18, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xli)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xlii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xliii)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and PineBridge Investments LLC (Ivy PineBridge High Yield Fund) dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xliv)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xlv)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xlvi)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wilshire Associates, Inc. (Ivy Wilshire Global Allocation Fund), effective February 26, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(xlvii)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(xlviii)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(xlvix)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pzena Investment Management, LLC (Ivy Pzena International Value Fund), effective July 31, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

7.	Distribution Agreements:

	(i)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

8.	Bonus or Profit Sharing Contracts: Not applicable.

(v)

9.	Custodian Agreements:

	(i)	Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Rule 17f-5 Delegation Agreement between Ivy Funds and UMB Bank, N.A., dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iii)	Appendix B to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(iv)	Supplement to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated as of July 1, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(v)	Custody Agreement between The Bank of New York Mellon and Ivy Funds, dated March 9, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(vi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(vii)	Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, dated March 9, 2012, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(viii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(ix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(x)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(xi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(xii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(xiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(xiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(xv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(xvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(xvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(xviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(vi)

	(xix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(xx)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xxi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(xxii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xxiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(xxiv)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xxv)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(xxvi)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxvii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

	(xxviii)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xxix)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

	(xxx)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xxxi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

	(xxxii)	Amended and Restated Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(xxxiii)	Amended and Restated Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

10.	Rule 12b-1 Plans and Rule 18f-3 Plans:

	(i)	Distribution and Service Plan, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(ii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

	(iii)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective April 20, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(vii)

(iv)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended January 9, 2017, and effective May 18, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(v)	Amended and Restated Appendix A to the Ivy Funds Distribution and Service Plan, dated November 13, 2008, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(vi)	Multiple Class Plan for Ivy Funds, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(vii)	Appendix A to the Multiple Class Plan for Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(viii)	Appendix A to the Multiple Class Plan for Ivy Funds effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(ix)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(x)	Appendix A to the Multiple Class Plan for Ivy Funds, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xii)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xiii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xiv)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xv)	Appendix A to the Multiple Class Plan for Ivy Funds, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(xvi)	Appendix A to the Multiple Class Plan for Ivy Funds, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xvii)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xviii)	Appendix A to the Multiple Class Plan for Ivy Funds, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xix)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xx)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(xxi)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(xxiii)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(xxiv)	Appendix A to the Multiple Class Plan for Ivy Funds, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(xxv)	Amended and Restated Appendix A to the Multiple Class Plan for Ivy Funds, as amended November 15, 2017, filed with Post-Effective Amendment No. 151, and incorporated by reference herein.

(xxvi)	Amended and Restated Appendix A to the Multiple Class Plan for Ivy Funds, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(viii)

11.	Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable is incorporated by reference to the Opinion and Consent of Counsel previously filed on EDGAR on Form N-14 on June 27, 2018.

12.	Opinion of Counsel with respect to tax consequences: To be filed by Post-effective amendment pursuant to an undertaking.

13.	Other Material Contracts:

	(i)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund and Ivy International Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(iv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Energy Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(v)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(vi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(vii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Micro Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(viii)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(ix)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(x)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(xi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated April 1, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(ix)

(xii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Limited-Term Bond Fund, dated May 26, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Value Fund, dated July 29, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(xiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 9, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xx)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xxi)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(x)

(xxiii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xxiv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Income Allocation Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(xxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xxix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xxxiv)	Exhibit C to the Administrative and Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xi)

(xxxv)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, and Ivy Small Cap Growth Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xxxviii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xxxix)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xl)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xli)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(xlii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xliii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xliv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xlvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xii)

(xlvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xlviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(xlix)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(l)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(li)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(lii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liii)	Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, effective August 13, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(liv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvi)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(lvii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended February 24, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(lviii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxiii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xiii)

(lxiv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(lxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvi)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxvii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxviii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxix)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxx)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxxi)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(lxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(lxxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxv)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy

(xiv)

Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Managed International Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxx)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxi)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Real Estate Securities Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(lxxxii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxiii)	Expense Reimbursement Agreement between Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxiv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxv)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(xv)

(lxxxvi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxvii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxviii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(lxxxix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xc)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xci)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcii)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xciv)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcv)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xcvi)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Bond Fund, Ivy Emerging Markets Equity Fund and Ivy LaSalle Global Real Estate Fund, dated January 9, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcvii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xcviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xvi)

(xcix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(c)	Expense Reimbursement Agreement between Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Emerging Markets Local Currency Debt Fund and Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(ci)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cii)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Crossover Credit Fund, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(ciii)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(civ)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cv)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvi)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cvii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 129, and incorporated by reference herein.

(cviii)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares MSCI ACWI Index Fund, dated February 22, 2017, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cix)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxi)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xvii)

(cxii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiii)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(cxiv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy PineBridge High Yield Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxv)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvi)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxvii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxviii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxix)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(cxx)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Government Securities Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Advantus Bond Fund, Ivy Advantus Real Estate Securities Fund, Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle

(xviii)

Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Small Cap Core Fund, Ivy Small Cap Growth Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxiii)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxiv)	Investment Management Fee Reduction Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Advantus Real Estate Securities Fund, dated August 1, 2016, as amended May 18, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxv)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund, Ivy Government Money Market Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Managed International Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxvi)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Small Cap Core Fund and Ivy Small Cap Growth Fund, dated June 29, 2017, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(cxxvii)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxviii)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxix)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxx)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxxi)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended September 1, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxxii)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Government Securities Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(xix)

(cxxxiii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Government Securities Fund, dated May 17, 2017, filed with Post-Effective Amendment No. 146, and incorporated by reference herein.

(cxxxiv)	Amended and Restated Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended November 15, 2017, filed with Post-Effective Amendment No. 151, and incorporated by reference herein.

(cxxxv)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated November 14, 2017, filed with Post-Effective Amendment No. 151, and incorporated by reference herein.

(cxxxvi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Pictet Emerging Markets Local Currency Debt Fund, dated May 18, 2017, filed with Post-Effective Amendment No. 154, and incorporated by reference herein.

(cxxxvii)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy IG International Small Cap Fund and Ivy Pictet Targeted Return Bond Fund, dated November 15, 2017, filed with Post-Effective Amendment No. 154, and incorporated by reference herein.

(cxxxviii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy IG International Small Cap Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund, dated November 15, 2017, filed with Post-Effective Amendment No. 154, and incorporated by reference herein.

(cxxxix)	Amended and Restated Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxl)	Amended and Restated Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxli)	Amended and Restated Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlii)	Amended and Restated Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios and Ivy Investment Management Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxliii)	Amended and Restated Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios and Ivy Investment Management Company, as amended May 16, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxliv)	Management Fee Waiver Agreement by and between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Pzena International Value Fund and Ivy Securian Real Estate Securities Fund, effective July 31, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlv)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy

(xx)

Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Government Securities Fund, Ivy Global Bond Fund, Ivy Municipal Bond Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated October 9, 2017, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlvi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Accumulative Fund, Ivy Cash Management Fund and Ivy Wilshire Global Allocation Fund, dated January 8, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlvii)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund, dated January 8, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlviii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Balanced Fund, Ivy Global Growth Fund, Ivy High Income Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 21, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cxlix)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy High Income Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 21, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cl)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund, dated February 21, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cli)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Emerging Markets Equity Fund, Ivy Global Income Allocation Fund, Ivy Government Money Market Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal High Income Fund, Ivy Natural Resources Fund, Ivy Science and Technology Fund, Ivy Securian Core Bond Fund, Ivy Securian Real Estate Securities Fund and Ivy Small Cap Growth Fund, dated July 18, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(clii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Small Cap Core Fund and Ivy Small Cap Growth Fund, dated July 18, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(cliii)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Managed International Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated July 18, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(xxi)

	(cliv)	Expense Reimbursement Agreement by and between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Emerging Markets Equity Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy International Core Equity Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Natural Resources Fund, Ivy Pzena International Value Fund, Ivy Securian Core Bond Fund, Ivy Securian Real Estate Securities Fund and Ivy Small Cap Core Fund, dated July 18, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(clv)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund and Ivy IG International Small Cap Fund, dated July 18, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

	(clvi)	Expense Reimbursement Agreement by and between Ivy Investment Management Company, Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Energy Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Small Cap Core Fund and Ivy Small Cap Growth Fund, dated July 31, 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

14.	Consents of Independent Registered Public Accounting Firm: Filed herewith as Exhibit No. 14

15.	Omitted Financial Statements: Not applicable.

16.	Powers of Attorney is incorporated by reference to the Power of Attorney previously filed on EDGAR on Form N-14 on June 27, 2018.

17.	Additional Exhibits:

	(i)	Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(ii)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(iii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(iv)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(v)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(vi)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(vii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company (WISC), as revised May 2011, filed with Post-Effective Amendment No. 72, and incorporated by reference herein.

(xxii)

(viii)	Code of Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(ix)	Code of Ethics for Advantus Capital Management, Inc., dated May 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(x)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc., and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(xi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective January 24, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(xii)	Code of Ethics for Wall Street Associates, dated December 2012, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xiii)	Code of Ethics for Advantus Capital Management, Inc. and Affiliates, dated April 10, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(xiv)	Code of Ethics for Pictet Asset Management, dated July 2013, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(xv)	Code of Ethics for Advantus Capital Management, Inc., dated January 31, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvi)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective April 7, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xvii)	Code of Ethics for Mackenzie Financial Corporation, dated October 2012, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xviii)	Code of Ethics for Wall Street Associates, dated December 2013, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(xix)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, amended March 25, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(xx)	Code of Ethics for Apollo Credit Management, LLC, amended July 2014, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(xxi)	Code of Ethics for Pictet Asset Management, amended March 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(xxii)	Code of Ethics for LaSalle Investment Management Securities, effective March 14, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(xxiii)	Investors Group Inc. Personal Trading Conduct Policy for Directors and Access Persons, dated April 28, 2010, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(xxiv)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy NextShares, Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, doing business as WI Services Company, and Ivy High Income Opportunities Fund, as revised August 2015, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xxv)	Code of Ethics for Apollo Credit Management, LLC, amended October 2016, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(xxvi)	Code of Ethics for ProShare Advisors LLC, dated September 16, 2015, as revised September 12, 2016, filed with Post-Effective Amendment No. 132, and incorporated by reference herein.

(xxvii)	Code of Ethics for PineBridge Investments LLC, effective November 2016, filed with Post-Effective Amendment No. 137, and incorporated by reference herein.

(xxviii)	Code of Ethics for Advantus Capital Management, Inc., dated July 28, 2016, filed with Post-Effective Amendment No. 142, and incorporated by reference herein.

(xxix)	Code of Ethics for Pictet Asset Management, amended December 2017, filed with Post-Effective Amendment No. 154, and incorporated by reference herein.

(xxiii)

(xxx)	Code of Ethics for Pzena Investment Management, LLC, dated December 2017, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(xxxi)	Code of Ethics for LaSalle Investment Management Securities, effective January 2018, filed with Post-Effective Amendment No. 159, and incorporated by reference herein.

(xxxii)	Ivy Funds Prospectus dated July 31, 2018 filed with Post-Effective Amendment No. 159 (Accession No. 0001193125-18-227777), and incorporated by reference herein.

(xxxiii)	Ivy Funds Statement of Additional Information dated July 31, 2017, filed with Post-Effective Amendment No. 142 (Accession No. 0001193125-18-227777), and incorporated by reference herein.

(xxxiv)	Ivy Funds Annual Report dated March 31, 2018, is incorporated herein by reference to the Annual Report previously filed on EDGAR, on Form N-CSR on June 8, 2018.

Item 17. Undertakings:

(i)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)	The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(iii)	The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

(xxiv)

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on behalf of the Registrant in the City of Overland Park, and State of Kansas, on the 7th day of August, 2018.

IVY FUNDS
a Delaware statutory trust
(Registrant)
By:	/s/ Philip J. Sanders
Philip J. Sanders, President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 7th day of August, 2018.

Signatures	Title

/s/ Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Philip J. Sanders	President
Philip J. Sanders

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer
Joseph W. Kauten

/s/ Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/ James M. Concannon*	Trustee
James M. Concannon

/s/ James D. Gressett*	Trustee
James D. Gressett

/s/ Henry J. Herrmann*	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/ Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/ Michael G. Smith*	Trustee
Michael G. Smith

/s/ Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/ Philip A. Shipp	ATTEST:	/s/ Jennifer K. Dulski
	Philip A. Shipp, Attorney-in-Fact		Jennifer K. Dulski, Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-99.14	Consent of Independent Registered Accounting Firm